UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 93.96%

ARGENTINA — 0.25%
YPF SA
8.75%, 04/04/24[b]	$40	$40,300
8.88%, 12/19/18[b]	20	20,500

		60,800
AUSTRIA — 0.81%
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	198,600

		198,600
BERMUDA — 2.57%
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	187,500
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	109,625
Noble Group Ltd.
6.75%, 01/29/20[b]	100	108,000
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	223,750

		628,875
BRAZIL — 5.94%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	107,000
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	183,500
Banco do Brasil SA
5.88%, 01/19/23[b]	200	201,750
Banco Votorantim SA
7.38%, 01/21/20[b]	100	106,200
BRF SA
5.88%, 06/06/22[b]	200	215,546
Caixa Economica Federal
2.38%, 11/06/17[b]	150	144,750
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	99,260
Itau Unibanco Holding SA/Cayman Island
5.13%, 05/13/23[b]	200	197,190
6.20%, 04/15/20[b]	100	107,116
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	89,250

		1,451,562
BRITISH VIRGIN ISLANDS — 4.97%
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	227,548
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	102,150

Security	Principal (000s)	Value

GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	$150	$147,000
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	106,336
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[b]	200	196,765
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	216,778
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	200	218,410

		1,214,987
CANADA — 0.22%
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	100	54,400

		54,400
CAYMAN ISLANDS — 13.56%
ADCB Finance (Cayman) Ltd.
2.50%, 03/06/18[b]	200	201,500
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 03/02/15)[b]	100	98,500
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)[b]	200	202,434
Baidu Inc.
2.25%, 11/28/17	200	200,496
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	192,000
Country Garden Holdings Co. Ltd.
11.13%, 02/23/18 (Call 03/02/15)[b]	200	210,750
Hutchison Whampoa International Ltd.
4.63%, 01/13/22[b]	200	221,289
5.75%, 09/11/19[b]	100	115,032
7.63%, 04/09/19[b]	100	121,255
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	100	93,375
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	172	136,931
Petrobras International Finance Co. SA
3.50%, 02/06/17	75	69,844
5.38%, 01/27/21	200	179,688
5.75%, 01/20/20	100	92,739
6.88%, 01/20/40	75	63,000
7.88%, 03/15/19	100	99,282
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	200,500
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	200	195,000
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	113,039
Vale Overseas Ltd.
4.38%, 01/11/22[c]	50	47,539
4.63%, 09/15/20[c]	75	74,559
5.63%, 09/15/19[c]	75	79,487
6.25%, 01/23/17	50	53,181
6.88%, 11/21/36	100	98,106
6.88%, 11/10/39	100	98,190
8.25%, 01/17/34	50	55,479

		3,313,195

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CHILE — 2.64%
Banco del Estado de Chile
4.13%, 10/07/20[b]	$150	$158,707
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	38,446
Cencosud SA
5.50%, 01/20/21[b]	150	157,353
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42[b]	200	187,793
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	103,843

		646,142
CHINA — 0.60%
Kaisa Group Holdings Ltd.
8.88%, 03/19/18 (Call 03/19/16)[b,d]	200	147,000

		147,000
COLOMBIA — 2.12%
Bancolombia SA
5.13%, 09/11/22	50	50,280
6.13%, 07/26/20[c]	147	157,319
Ecopetrol SA
5.88%, 09/18/23	100	106,000
5.88%, 05/28/45	50	48,000
7.38%, 09/18/43	50	55,375
7.63%, 07/23/19	87	101,355

		518,329
HONG KONG — 1.37%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	219,320
CITIC Ltd.
6.63%, 04/15/21[b]	100	115,757

		335,077
INDIA — 2.60%
Axis Bank Ltd./Dubai
4.75%, 05/02/16[b]	100	103,674
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	220,920
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b], [e]	100	103,500
State Bank of India/London
3.62%, 04/17/19[b]	200	207,747

		635,841
INDONESIA — 1.62%
Pertamina Persero PT
4.30%, 05/20/23[b]	200	198,500
5.63%, 05/20/43[b]	200	197,500

		396,000

Security	Principal (000s)	Value

IRELAND — 2.12%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	$100	$100,500
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	100	94,956
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	151,424
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	96,166
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/20[b]	100	74,723

		517,769
ISLE OF MAN — 0.20%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	47,479
		47,479
ISRAEL — 0.94%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	228,684

		228,684
KAZAKHSTAN — 1.38%
Kazkommertsbank JSC
5.50%, 12/21/22[b]	100	60,020
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	200	175,012
7.00%, 05/05/20[b]	100	102,150

		337,182
LUXEMBOURG — 5.01%
CSN Resources SA
6.50%, 07/21/20[b]	100	91,250
Evraz Group SA
9.50%, 04/24/18[b]	100	87,000
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[b]	100	85,530
8.15%, 04/11/18[b]	100	96,500
9.25%, 04/23/19[b]	100	97,600
Petrobras International Finance Co. SA
5.88%, 03/01/18	100	96,099
6.75%, 01/27/41	75	62,281
Rosneft Finance SA
7.25%, 02/02/20[b]	100	86,534
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	88,522
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	167,000
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	93,350
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	100	98,000
6.55%, 10/13/20[b]	100	75,710

		1,225,376

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

MALAYSIA — 1.00%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	$100	$104,557
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	140,202

		244,759

MEXICO — 10.94%
America Movil SAB de CV
5.00%, 10/16/19	125	140,015
5.00%, 03/30/20	100	111,825
6.13%, 03/30/40	100	125,494
6.38%, 03/01/35	100	128,486
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	151,687
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	169,557
7.25%, 04/22/20[b]	100	112,490
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	162,697
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	211,600
Empresas ICA SAB de CV
8.90%, 02/04/21 (Call 02/04/16)[b]	100	71,900
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	107,417
Grupo Televisa SAB
6.63%, 01/15/40	56	71,626
Petroleos Mexicanos
3.50%, 01/30/23	75	70,984
4.88%, 01/24/22	75	78,225
4.88%, 01/18/24	100	103,990
5.50%, 01/21/21	150	162,075
5.50%, 06/27/44	75	75,375
5.75%, 03/01/18	100	108,150
6.38%, 01/23/45	150	167,085
6.50%, 06/02/41	115	128,674
6.63%, 06/15/35	100	114,730
6.63%, 06/15/38	25	27,975
8.00%, 05/03/19	60	71,250

		2,673,307

MOROCCO — 0.89%
OCP SA
5.63%, 04/25/24[b]	200	218,024

		218,024

NETHERLANDS — 5.96%
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	192,750
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	105,000
7.25%, 11/05/19[b]	100	92,956
Majapahit Holding BV
7.75%, 01/20/20[b]	120	140,700
7.88%, 06/29/37[b]	100	124,625
Petrobras Global Finance BV

Security	Principal (000s)	Value

3.00%, 01/15/19	$50	$42,690
3.25%, 03/17/17	200	184,508
4.38%, 05/20/23	100	82,340
5.63%, 05/20/43	100	78,000
6.25%, 03/17/24[c]	50	45,166
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	166,216
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	200,510

		1,455,461

PERU — 0.88%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	109,750
BBVA Banco Continental SA
5.00%, 08/26/22[b]	100	106,250

		216,000

PHILIPPINES — 0.55%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	133,375

		133,375

QATAR — 0.46%
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	113,250

		113,250

RUSSIA — 0.97%
Gazprom OAO Via Gaz Capital SA
4.38%, 09/19/22[b]	200	141,600
6.21%, 11/22/16[b]	100	96,500

		238,100

SINGAPORE — 3.82%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	205,000
DBS Bank Ltd.
3.63%, 09/21/22 (Call 09/21/17)[b],e	200	206,940
Flextronics International Ltd.
4.63%, 02/15/20	100	103,750
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b],e	100	103,594
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	107,883
United Overseas Bank Ltd.
3.75%, 09/19/24 (Call 09/19/19)[b],e	200	207,180

		934,347

SOUTH AFRICA — 0.82%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	199,500

		199,500

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

SOUTH KOREA — 4.73%
Hana Bank
4.00%, 11/03/16[b]	$200	$208,770
Korea Development Bank (The)
3.25%, 03/09/16	100	102,394
3.25%, 09/20/16	100	103,156
3.88%, 05/04/17	200	210,020
Korea Gas Corp.
4.25%, 11/02/20[b]	100	110,382
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	205,065
POSCO
4.25%, 10/28/20[b]	100	108,381
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b],e	100	106,980

		1,155,148

THAILAND — 2.18%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	110,146
PTT PCL
3.38%, 10/25/22[b]	200	198,030
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21[b]	200	225,555

		533,731

TURKEY — 3.14%
Akbank TAS
6.50%, 03/09/18[b]	150	163,113
Turkiye Garanti Bankasi AS
5.25%, 09/13/22[b]	200	208,082
Turkiye Is Bankasi
3.88%, 11/07/17[b]	200	201,629
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	194,250

		767,074

UNITED ARAB EMIRATES — 2.50%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	107,375
6.50%, 10/27/36[b]	100	128,125
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	125	137,177
DP World Ltd.
6.85%, 07/02/37[b]	100	116,524
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	122,404

		611,605

UNITED KINGDOM — 1.26%
Standard Bank PLC
8.13%, 12/02/19[b]	100	108,570
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	198,000

		306,570

Security	Principal (000s)	Value

UNITED STATES — 3.10%
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	$200	$220,190
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,368
2.55%, 02/06/19[b]	100	101,310
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	273,827
Southern Copper Corp.
7.50%, 07/27/35	100	112,628

		758,323

VENEZUELA — 1.84%
Petroleos de Venezuela SA
Series 2016
5.13%, 10/28/16	55	26,950
5.25%, 04/12/17[b]	100	37,043
5.38%, 04/12/27[b]	100	30,190
5.50%, 04/12/37[b]	50	14,798
6.00%, 05/16/24[b]	150	47,250
6.00%, 11/15/26[b]	175	53,388
8.50%, 11/02/17[b]	195	111,442
9.00%, 11/17/21[b]	75	26,357
9.75%, 05/17/35[b]	130	46,306
12.75%, 02/17/22[b]	135	56,889

		450,613
TOTAL CORPORATE BONDS & NOTES
(Cost: $24,411,411)		22,966,485

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.80%

BRAZIL — 0.86%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	104,220
6.50%, 06/10/19[b]	100	106,595

		210,815

CAYMAN ISLANDS — 1.16%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	282,500

		282,500

SOUTH KOREA — 1.78%
Export-Import Bank of Korea
4.00%, 01/11/17	200	210,203
4.38%, 09/15/21	200	225,829

		436,032
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $908,484)		929,347

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[f,g,h]	389	$389,232
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[f,g,h]	31	31,483
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	353	353,201

		773,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $773,916)		773,916

TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $26,093,811)		24,669,748
Other Assets, Less Liabilities — (0.93)%		(226,644)

NET ASSETS — 100.00%		$24,443,104

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Issuer is in default of interest payments.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 41.27%

ARGENTINA — 0.47%
YPF SA
8.75%, 04/04/24[b]	$500	$503,750
8.88%, 12/19/18[b]	300	307,500

		811,250
AUSTRIA — 0.58%
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	400	397,200
7.75%, 10/28/20 (Call 10/28/17)[b]	600	617,820

		1,015,020
BARBADOS — 0.36%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)[b]	600	617,250

		617,250
BERMUDA — 1.33%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	400	362,380
8.25%, 09/30/20 (Call 09/30/16)[b]	1,100	1,070,300
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	800	750,000
8.25%, 09/01/17 (Call 03/02/15)[b]	130	131,950

		2,314,630
BRAZIL — 2.33%
Banco BTG Pactual SA/Cayman Islands
5.75%, 09/28/22[b]	500	443,500
Banco Daycoval SA
5.75%, 03/19/19[b]	300	299,970
Banco do Brasil SA
5.88%, 01/19/23[b]	400	403,500
Caixa Economica Federal
7.25%, 07/23/24 (Call 07/23/19)[b],c	200	186,730
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	800	716,000
6.88%, 07/30/19[b]	600	595,560
Oi SA
5.75%, 02/10/22[b]	800	695,000
Telemar Norte Leste SA
5.50%, 10/23/20[b]	800	714,000

		4,054,260
BRITISH VIRGIN ISLANDS — 0.63%
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	600	531,000

Security	Principal (000s)	Value

Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	$600	$561,397

		1,092,397
CANADA — 0.72%
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	600	326,400
5.38%, 01/26/19 (Call 01/26/17)[b]	500	328,750
5.63%, 01/19/25 (Call 01/19/20)[b]	600	342,000
7.25%, 12/12/21 (Call 12/12/16)[b]	400	260,000

		1,257,150
CAYMAN ISLANDS — 5.08%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	400	375,033
8.88%, 04/28/17 (Call 03/02/15)[b]	400	394,000
9.88%, 03/20/17[b]	200	201,000
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	195,000
7.50%, 01/10/23 (Call 01/10/18)[b]	500	475,625
7.88%, 05/27/19 (Call 05/27/17)[b]	400	408,000
11.13%, 02/23/18 (Call 03/02/15)[b]	600	632,250
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	500	468,750
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	350	352,625
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	400	370,000
Greenland Hong Kong Holdings Ltd.
4.75%, 10/18/16[b]	800	798,000
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 02/04/16)[b]	400	399,000
Kaisa Group Holdings Ltd.
10.25%, 01/08/20 (Call 01/08/17)[b,d]	600	450,000
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 01/14/17)[b]	400	370,000
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	400	373,500
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	600	564,000
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (Call 12/01/21)[b]	1,131	810,927
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	585,000
8.13%, 01/22/21 (Call 01/22/18)[b]	200	202,500
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	200	202,500
Sunac China Holdings Ltd.
9.38%, 04/05/18 (Call 04/05/16)[b]	200	198,000

		8,825,710
COLOMBIA — 0.65%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	202,000
Bancolombia SA
5.13%, 09/11/22	500	502,800
6.13%, 07/26/20	400	428,080

		1,132,880

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

HONG KONG — 0.30%
China CITIC Bank International Ltd.
6.88%, 06/24/20[b]	$300	$337,755
Yancoal International Resources Development Co. Ltd.
5.73%, 05/16/22[b]	200	179,000

		516,755
INDIA — 0.65%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	500	517,500
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	201,926
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[b]	400	412,164

		1,131,590
INDONESIA — 3.55%
Pertamina Persero PT
4.30%, 05/20/23[b]	1,100	1,091,750
4.88%, 05/03/22[b]	200	206,660
5.25%, 05/23/21[b]	400	423,000
5.63%, 05/20/43[b]	1,000	987,500
6.00%, 05/03/42[b]	600	613,500
6.45%, 05/30/44[b]	800	874,000
6.50%, 05/27/41[b]	200	217,000
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/24[b]	800	844,000
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	500	473,750
5.50%, 11/22/21[b]	400	431,500

		6,162,660
IRELAND — 2.74%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	400	338,956
7.75%, 04/28/21[b]	500	423,586
7.88%, 09/25/17[b]	600	569,736
Bank Otkritie Financial Corp OJSC via OFCB Capital PLC
7.25%, 04/25/18[b]	200	153,500
Credit Bank of Moscow Via CBOM Finance PLC
7.70%, 02/01/18[b]	200	158,904
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b],c	400	267,800
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	600	454,272
6.50%, 07/21/16[b]	200	189,000
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 05/30/23[b]	200	156,700
8.63%, 06/22/20[b]	400	384,664
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.45%, 02/19/18[b]	400	344,000
Sibur Securities Ltd.
3.91%, 01/31/18[b]	500	413,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	400	340,000

Security	Principal (000s)	Value

9.13%, 04/30/18[b]	$600	$567,000

		4,761,868
ISLE OF MAN — 0.45%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	500	474,786
5.38%, 04/15/20	300	298,682

		773,468
KAZAKHSTAN — 0.47%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	400	395,000
7.25%, 01/28/21[b]	200	189,582
Kazkommertsbank JSC
5.50%, 12/21/22[b]	400	240,080

		824,662
LUXEMBOURG — 4.57%
ALROSA Finance SA
7.75%, 11/03/20[b]	600	546,000
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	600	576,000
CSN Resources SA
6.50%, 07/21/20[b]	600	547,500
Evraz Group SA
6.50%, 04/22/20[b]	800	590,000
7.40%, 04/24/17[b]	200	175,400
9.50%, 04/24/18[b]	400	348,000
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	200	188,500
6.63%, 10/15/21 (Call 10/15/17)[b]	400	409,000
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	600	577,500
Promsvyazbank OJSC via PSB Finance SA
10.20%, 11/06/19[b]	400	280,000
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	400	396,600
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	1,000	800,104
6.30%, 05/15/17[b]	400	354,088
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	1,000	694,256
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	164,700
6.70%, 10/25/17[b]	500	466,750
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[b]	200	112,000
7.75%, 01/27/18[b]	300	188,424
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	800	524,000

		7,938,822
MEXICO — 2.55%
Axtel SAB de CV CPO
9.00%, 01/31/20 (Call 01/31/16)[b,e]	200	190,000
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,c]	800	834,000

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	$600	$674,940
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	600	553,500
5.88%, 03/25/19 (Call 03/25/16)[b]	400	402,800
6.50%, 12/10/19 (Call 12/10/17)[b]	400	404,000
7.25%, 01/15/21 (Call 01/15/18)[b]	500	516,250
9.50%, 06/15/18 (Call 06/15/16)[b]	400	434,000
Empresas ICA SAB de CV
8.88%, 05/29/24 (Call 05/29/19)[b]	400	280,500
8.90%, 02/04/21 (Call 02/04/16)[b]	200	143,800

		4,433,790
NETHERLANDS — 3.38%
Majapahit Holding BV
7.75%, 10/17/16[b]	600	654,000
7.75%, 01/20/20[b]	1,000	1,172,500
7.88%, 06/29/37[b]	200	249,250
8.00%, 08/07/19[b]	200	234,500
Marfrig Holding Europe BV
6.88%, 06/24/19 (Call 06/24/17)[b]	400	347,000
8.38%, 05/09/18[b]	400	376,800
Metinvest BV
8.75%, 02/14/18[b]	300	135,000
Myriad International Holdings BV
6.00%, 07/18/20[b]	400	449,040
VimpelCom Holdings BV
5.95%, 02/13/23[b]	500	378,750
6.25%, 03/01/17[b]	400	364,032
7.50%, 03/01/22[b]	850	706,418
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	800	802,040

		5,869,330
SINGAPORE — 0.74%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	205,000
5.95%, 07/31/24[b]	600	611,250
Flextronics International Ltd.
5.00%, 02/15/23	450	468,000

		1,284,250
SOUTH AFRICA — 1.19%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	800	798,000
6.75%, 08/06/23[b]	600	607,620
Myriad International Holdings BV
6.38%, 07/28/17[b]	600	658,200

		2,063,820
SOUTH KOREA — 0.31%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	500	534,900

		534,900

Security	Principal (000s)	Value

SRI LANKA — 0.61%
Bank of Ceylon
5.33%, 04/16/18[b]	$200	$199,500
6.88%, 05/03/17[b]	400	414,000
National Savings Bank
8.88%, 09/18/18[b]	400	441,000

		1,054,500
THAILAND — 0.24%
Krung Thai Bank PCL/Cayman Islands
1.00%, 12/26/24 (Call 12/26/19)[b,c]	400	415,254

		415,254
TURKEY — 1.21%
Finansbank AS
5.50%, 05/11/16[b]	200	204,440
Finansbank AS/Turkey
6.25%, 04/30/19[b]	400	414,800
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	500	504,000
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	400	397,034
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	600	576,300

		2,096,574
UNITED KINGDOM — 1.17%
Oschadbank Via SSB #1 PLC
8.25%, 03/10/16[b]	400	191,429
Vedanta Resources PLC
6.00%, 01/31/19[b]	800	716,000
6.75%, 06/07/16[b]	200	194,500
7.13%, 05/31/23[b]	200	169,500
8.25%, 06/07/21[b]	400	362,000
9.50%, 07/18/18[b]	400	396,000

		2,029,429
UNITED STATES — 1.32%
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	600	564,900
9.38%, 10/12/22 (Call 10/12/17)[b]	500	550,475
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[b]	300	289,500
7.25%, 06/01/21 (Call 06/01/15)[b]	450	463,500
8.25%, 02/01/20 (Call 03/02/15)[b]	400	420,752

		2,289,127
VENEZUELA — 3.67%
Petroleos de Venezuela SA
Series 2016
5.13%, 10/28/16	500	245,000
5.25%, 04/12/17[b]	1,625	601,941
5.38%, 04/12/27[b]	1,570	473,983
5.50%, 04/12/37[b]	820	242,679
6.00%, 05/16/24[b]	2,375	748,125

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

6.00%, 11/15/26[b]	$2,350	$716,926
8.50%, 11/02/17[b]	3,025	1,728,787
9.00%, 11/17/21[b]	1,300	456,853
9.75%, 05/17/35[b]	1,600	569,920
12.75%, 02/17/22[b]	1,400	589,960

		6,374,174

TOTAL CORPORATE BONDS & NOTES
(Cost: $83,893,517)		71,675,520

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.94%

ARGENTINA — 2.47%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	2,705	1,399,838
8.28%, 12/31/33[d]	2,657	2,442,343
8.75%, 06/02/17[d]	475	441,750

		4,283,931
BELARUS — 0.23%
Republic of Belarus
8.95%, 01/26/18[b]	500	395,000

		395,000
COSTA RICA — 0.75%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	400	369,500
4.38%, 04/30/25[b]	200	180,550
5.63%, 04/30/43[b]	200	165,500
7.00%, 04/04/44[b]	600	583,500

		1,299,050
CROATIA — 2.83%
Croatia Government International Bond
5.50%, 04/04/23[b]	1,000	1,056,250
6.00%, 01/26/24[b]	800	877,400
6.25%, 04/27/17[b]	900	952,308
6.38%, 03/24/21[b]	900	988,983
6.63%, 07/14/20[b]	200	220,376
6.75%, 11/05/19[b]	750	827,340

		4,922,657
DOMINICAN REPUBLIC — 1.39%
Dominican Republic International Bond
5.88%, 04/18/24[b]	500	527,500
6.60%, 01/28/24[b]	300	327,000
7.45%, 04/30/44[b]	800	880,000
7.50%, 05/06/21[b]	600	673,500

		2,408,000

Security	Principal (000s)	Value

ECUADOR — 0.51%
Ecuador Government International Bond
7.95%, 06/20/24[b]	$1,000	$885,000

		885,000
EGYPT — 0.42%
Egypt Government International Bond
5.75%, 04/29/20[b]	400	427,000
6.88%, 04/30/40[b]	300	305,250

		732,250
EL SALVADOR — 1.35%
El Salvador Government International Bond
5.88%, 01/30/25[b]	300	299,250
6.38%, 01/18/27[b]	300	307,500
7.63%, 02/01/41[b]	450	483,750
7.65%, 06/15/35[b]	500	541,875
7.75%, 01/24/23[b]	320	363,600
8.25%, 04/10/32[b]	300	347,625

		2,343,600
GUATEMALA — 0.44%
Guatemala Government Bond
4.88%, 02/13/28[b]	300	313,500
5.75%, 06/06/22[b]	400	446,000

		759,500
HUNGARY — 5.23%
Hungary Government International Bond
4.00%, 03/25/19	500	525,000
4.13%, 02/19/18	700	733,600
5.38%, 02/21/23	900	1,014,300
5.38%, 03/25/24	1,000	1,139,500
5.75%, 11/22/23	1,200	1,391,436
6.25%, 01/29/20	1,200	1,377,720
6.38%, 03/29/21	1,500	1,761,720
7.63%, 03/29/41	632	935,360
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[b]	200	202,800

		9,081,436
INDONESIA — 8.98%
Indonesia Government International Bond
3.38%, 04/15/23[b]	900	880,875
3.75%, 04/25/22[b]	1,200	1,212,000
4.63%, 04/15/43[b]	900	884,250
4.88%, 05/05/21[b]	1,300	1,410,500
5.25%, 01/17/42[b]	1,200	1,275,000
5.38%, 10/17/23[b]	400	447,000
5.88%, 03/13/20[b]	800	902,000
5.88%, 01/15/24[b]	1,000	1,157,500
6.63%, 02/17/37[b]	600	736,500
6.75%, 01/15/44[b]	1,000	1,290,000
6.88%, 03/09/17[b]	400	440,732
6.88%, 01/17/18[b]	1,000	1,131,250

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

7.75%, 01/17/38[b]	$800	$1,102,000
8.50%, 10/12/35[b]	950	1,387,000
11.63%, 03/04/19[b]	1,000	1,338,750

		15,595,357
JAMAICA — 0.61%
Jamaica Government International Bond
7.63%, 07/09/25	400	435,000
8.00%, 06/24/19	400	426,000
8.00%, 03/15/39	200	204,400

		1,065,400
LEBANON — 2.70%
Lebanon Government International Bond
4.75%, 11/02/16[b]	300	303,235
5.15%, 11/12/18[b]	650	648,375
6.00%, 05/20/19[b]	300	306,360
6.15%, 06/19/20	400	406,080
6.38%, 03/09/20	700	724,500
8.25%, 04/12/21[b]	1,300	1,453,842
9.00%, 03/20/17	780	844,896

		4,687,288
MOROCCO — 0.74%
Morocco Government International Bond
4.25%, 12/11/22[b]	800	841,000
5.50%, 12/11/42[b]	400	448,500

		1,289,500
NIGERIA — 0.44%
Nigeria Government International Bond
5.13%, 07/12/18[b]	400	386,952
6.38%, 07/12/23[b]	200	183,532
6.75%, 01/28/21[b]	200	192,500

		762,984
PAKISTAN — 0.92%
Pakistan Government International Bond
6.88%, 06/01/17[b]	200	204,500
7.13%, 03/31/16[b]	300	307,500
7.25%, 04/15/19[b]	400	407,500
8.25%, 04/15/24[b]	650	672,880

		1,592,380
SERBIA — 1.55%
Republic of Serbia
4.88%, 02/25/20[b]	600	612,000
5.25%, 11/21/17[b]	400	414,100
5.88%, 12/03/18[b]	500	528,120
7.25%, 09/28/21[b]	1,000	1,144,540

		2,698,760
SLOVENIA — 3.02%
Slovenia Government International Bond

Security	Principal (000s)	Value

4.13%, 02/18/19[b]	$800	$849,400
4.75%, 05/10/18[b]	200	214,767
5.25%, 02/18/24[b]	1,000	1,147,500
5.50%, 10/26/22[b]	1,200	1,386,000
5.85%, 05/10/23[b]	1,400	1,655,612

		5,253,279
SRI LANKA — 1.42%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	400	417,000
6.00%, 01/14/19[b]	800	835,000
6.25%, 10/04/20[b]	850	897,812
6.25%, 07/27/21[b]	299	316,193

		2,466,005
TURKEY — 14.65%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	205,250
5.38%, 11/04/16[b]	400	418,016
Turkey Government International Bond
3.25%, 03/23/23	800	773,000
4.88%, 04/16/43	1,400	1,464,610
5.13%, 03/25/22	442	479,570
5.63%, 03/30/21	850	945,115
5.75%, 03/22/24	1,400	1,603,000
5.88%, 04/24/19[b]	200	213,500
6.00%, 01/14/41	1,600	1,916,000
6.25%, 09/26/22	1,400	1,627,178
6.63%, 02/17/45	800	1,038,240
6.75%, 04/03/18	1,050	1,175,370
6.75%, 05/30/40	1,050	1,365,000
6.88%, 03/17/36	1,420	1,835,350
7.00%, 09/26/16	1,100	1,194,875
7.00%, 03/11/19	800	919,000
7.00%, 06/05/20	950	1,114,958
7.25%, 03/05/38	410	556,985
7.38%, 02/05/25	1,720	2,192,484
7.50%, 07/14/17	1,100	1,230,625
7.50%, 11/07/19	750	888,825
8.00%, 02/14/34	763	1,090,136
11.88%, 01/15/30	660	1,203,956

		25,451,043
UKRAINE — 1.46%
Ukraine Government International Bond
6.25%, 06/17/16[b]	600	324,900
6.58%, 11/21/16[b]	400	215,600
6.75%, 11/14/17[b]	300	155,700
7.50%, 04/17/23[b]	700	349,664
7.75%, 09/23/20[b]	800	414,400
7.80%, 11/28/22[b]	1,200	600,144
7.95%, 02/23/21[b]	900	468,108

		2,528,516

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

UNITED KINGDOM — 0.05%
Ukreximbank Via Biz Finance PLC
8.75%, 01/22/18[b]	$200	$93,040

		93,040
VENEZUELA — 3.15%
Venezuela Government International Bond
6.00%, 12/09/20[b]	780	247,650
7.00%, 12/01/18[b]	550	192,500
7.00%, 03/31/38[b]	650	206,375
7.65%, 04/21/25	800	258,000
7.75%, 10/13/19[b]	1,250	409,375
8.25%, 10/13/24[b]	1,350	442,125
9.00%, 05/07/23[b]	1,080	359,100
9.25%, 09/15/27	2,070	765,900
9.25%, 05/07/28[b]	1,075	360,125
9.38%, 01/13/34	810	277,425
11.75%, 10/21/26[b]	1,350	482,625
11.95%, 08/05/31[b]	2,145	777,563
12.75%, 08/23/22[b]	1,450	543,750
13.63%, 08/15/18	300	146,400

		5,468,913
VIETNAM — 0.63%
Vietnam Government International Bond
4.80%, 11/19/24[b]	400	421,000
6.75%, 01/29/20[b]	600	677,250

		1,098,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $104,731,922)		97,161,139

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	841	$840,774

		840,774

TOTAL SHORT-TERM INVESTMENTS
(Cost: $840,774)		840,774

TOTAL INVESTMENTS IN SECURITIES — 97.69%
(Cost: $189,466,213)		169,677,433
Other Assets, Less Liabilities — 2.31%		4,005,395

NET ASSETS — 100.00%		$173,682,828

CPO  —  Certificates of Participation (Ordinary)

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
f	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

11

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.96%

BRAZIL — 14.84%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/15	BRL	7,238	$2,646,949
0.00%, 07/01/15	BRL	3,674	1,305,219
0.00%, 01/01/16	BRL	24,253	8,097,403
0.00%, 04/01/16	BRL	16,000	5,187,704
0.00%, 07/01/16	BRL	35,680	11,234,441
0.00%, 10/01/16	BRL	50,000	15,274,375
0.00%, 01/01/17	BRL	23,632	7,027,667
0.00%, 07/01/17	BRL	9,246	2,602,089
0.00%, 01/01/18	BRL	14,000	3,728,823
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/18	BRL	19,339	6,846,924
10.00%, 01/01/19	BRL	1,138	401,382
10.00%, 01/01/21	BRL	20,351	6,979,024
10.00%, 01/01/23	BRL	4,301	1,453,442
10.00%, 01/01/25	BRL	4,760	1,602,382
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	174,167
10.25%, 01/10/28	BRL	1,420	551,505
12.50%, 01/05/16	BRL	1,400	522,875
12.50%, 01/05/22	BRL	1,633	679,859

			76,316,230
CHILE — 0.14%
Chile Government International Bond
5.50%, 08/05/20	CLP	416,000	698,677

			698,677
COLOMBIA — 4.18%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	226,886
9.85%, 06/28/27	COP	2,998,000	1,641,024
Colombian TES
6.00%, 04/28/28	COP	3,295,000	1,232,392
7.50%, 08/26/26	COP	10,345,800	4,481,736
8.00%, 10/28/15	COP	18,677,000	7,854,844
10.00%, 07/24/24	COP	6,127,000	3,116,344
11.00%, 07/24/20	COP	1,988,000	1,022,718
11.25%, 10/24/18	COP	3,899,000	1,905,644

			21,481,588
CZECH REPUBLIC — 3.65%
Czech Republic Government Bond
3.75%, 09/12/20	CZK	62,840	3,076,164
3.80%, 04/11/15	CZK	91,940	3,766,748
4.00%, 04/11/17	CZK	41,660	1,840,822
4.20%, 12/04/36	CZK	55,220	3,462,593
4.60%, 08/18/18	CZK	66,550	3,142,766
5.70%, 05/25/24	CZK	28,340	1,732,845

Security	Principal (000s)		Value

6.95%, 01/26/16	CZK	40,520	$1,760,051

			18,781,989
HUNGARY — 2.74%
Hungary Government Bond
5.50%, 02/12/16	HUF	1,027,020	3,879,725
5.50%, 06/24/25	HUF	146,000	656,789
6.00%, 11/24/23	HUF	441,220	2,009,036
6.50%, 06/24/19	HUF	501,250	2,138,089
6.75%, 11/24/17	HUF	222,000	914,227
7.00%, 06/24/22	HUF	707,000	3,292,371
7.50%, 11/12/20	HUF	256,400	1,176,511

			14,066,748
INDONESIA — 4.37%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	7,531,000	546,061
6.63%, 05/15/33	IDR	22,700,000	1,640,385
7.00%, 05/15/22	IDR	17,549,000	1,392,283
8.25%, 06/15/32	IDR	37,060,000	3,155,256
8.38%, 09/15/26	IDR	6,000,000	518,650
9.50%, 06/15/15	IDR	3,791,000	303,460
9.50%, 07/15/31	IDR	83,515,000	7,911,427
10.00%, 07/15/17	IDR	34,387,000	2,913,835
10.00%, 09/15/24	IDR	17,060,000	1,607,350
11.00%, 11/15/20	IDR	5,513,000	517,245
11.00%, 09/15/25	IDR	19,220,000	1,949,690

			22,455,642
ISRAEL — 4.46%
Israel Government Bond - Fixed
4.00%, 01/31/18	ILS	8,380	2,356,911
4.25%, 03/31/23	ILS	15,678	4,831,064
5.50%, 01/31/22	ILS	3,150	1,030,502
5.50%, 01/31/42	ILS	5,562	2,068,208
6.00%, 02/28/19	ILS	28,536	9,227,436
6.25%, 10/30/26	ILS	3,650	1,347,686
Israel Government Bond - Shahar
6.50%, 01/31/16	ILS	7,620	2,062,865

			22,924,672
MALAYSIA — 4.45%
Malaysia Government Bond
3.49%, 03/31/20	MYR	6,899	1,880,016
3.73%, 06/15/28	MYR	1,800	478,727
3.84%, 08/12/15	MYR	31,899	8,816,011
4.13%, 04/15/32	MYR	7,400	1,987,026
4.39%, 04/15/26	MYR	5,522	1,579,325
4.50%, 04/15/30	MYR	3,300	947,795
5.73%, 07/30/19	MYR	24,070	7,185,041

			22,873,941
MEXICO — 8.44%
Mexican Bonos
6.25%, 06/16/16	MXN	14,009	970,949
6.50%, 06/10/21	MXN	59,936	4,339,288

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

7.25%, 12/15/16	MXN	119,719	$8,535,343
7.50%, 06/03/27	MXN	51,743	4,081,863
7.75%, 12/14/17	MXN	48,350	3,560,262
7.75%, 05/29/31	MXN	27,758	2,266,377
7.75%, 11/13/42	MXN	36,042	3,007,510
8.00%, 06/11/20	MXN	10,320	794,965
8.00%, 12/07/23	MXN	94,542	7,533,806
8.50%, 11/18/38	MXN	27,030	2,403,866
10.00%, 12/05/24	MXN	64,800	5,894,532

			43,388,761
NIGERIA — 0.92%
Nigeria Government Bond
4.00%, 04/23/15	NGN	205,271	1,063,123
10.00%, 07/23/30	NGN	162,000	588,077
13.05%, 08/16/16	NGN	147,000	757,981
15.10%, 04/27/17	NGN	83,926	443,202
16.39%, 01/27/22	NGN	334,422	1,858,195

			4,710,578
PERU — 1.03%
Peru Government Bond
5.70%, 08/12/24	PEN	302	101,227
6.85%, 02/12/42	PEN	2,410	859,624
8.20%, 08/12/26	PEN	10,785	4,341,871

			5,302,722
PHILIPPINES — 4.40%
Philippine Government Bond
2.88%, 05/22/17	PHP	71,850	1,633,226
3.88%, 11/22/19	PHP	25,000	586,709
4.00%, 12/06/22	PHP	44,000	1,024,075
4.13%, 08/20/24	PHP	50,000	1,208,741
5.00%, 08/18/18	PHP	111,330	2,688,251
7.00%, 01/27/16	PHP	158,796	3,761,866
8.00%, 07/19/31	PHP	59,500	2,088,444
8.13%, 12/16/35	PHP	155,821	5,254,643
8.50%, 11/29/32	PHP	50,000	1,721,657
Philippine Government International Bond
4.95%, 01/15/21	PHP	49,000	1,183,521
6.25%, 01/14/36	PHP	57,000	1,496,326

			22,647,459
POLAND — 3.99%
Poland Government Bond
0.00%, 07/25/15	PLN	2,225	595,316
0.00%, 01/25/16	PLN	11,025	2,926,055
3.75%, 04/25/18	PLN	15,000	4,314,935
4.00%, 10/25/23	PLN	7,500	2,358,379
4.75%, 10/25/16	PLN	10,657	3,028,568
5.25%, 10/25/20	PLN	7,244	2,321,024
5.75%, 09/23/22	PLN	14,422	4,963,320

			20,507,597
ROMANIA — 1.68%
Romania Government Bond

Security	Principal (000s)		Value

5.75%, 01/27/16	RON	7,390	$1,956,229
5.85%, 04/26/23	RON	6,000	1,878,974
5.90%, 07/26/17	RON	4,290	1,195,228
6.75%, 06/11/17	RON	7,370	2,084,070
Romanian Government International Bond
4.75%, 08/29/16	RON	5,820	1,550,046

			8,664,547
RUSSIA — 2.73%
Russian Federal Bond - OFZ
6.20%, 01/31/18	RUB	121,380	1,380,789
6.80%, 12/11/19	RUB	9,238	98,193
6.88%, 07/15/15	RUB	243,856	3,363,531
7.00%, 01/25/23	RUB	88,000	847,778
7.40%, 04/19/17	RUB	171,140	2,098,944
7.50%, 03/15/18	RUB	55,773	655,080
7.50%, 02/27/19	RUB	84,000	940,633
7.60%, 04/14/21	RUB	273,456	2,848,298
8.15%, 02/03/27	RUB	162,635	1,641,960
Russian Foreign Bond - Eurobond
7.85%, 03/10/18[a]	RUB	15,000	175,764

			14,050,970
SOUTH AFRICA — 4.34%
South Africa Government Bond
6.25%, 03/31/36	ZAR	35,714	2,610,982
6.50%, 02/28/41	ZAR	60,383	4,454,903
6.75%, 03/31/21	ZAR	45,260	3,901,053
8.25%, 09/15/17	ZAR	61,917	5,576,910
8.75%, 02/28/48	ZAR	29,300	2,788,677
10.50%, 12/21/26	ZAR	24,750	2,705,626
13.50%, 09/15/15	ZAR	567	50,944
13.50%, 09/15/16	ZAR	2,667	254,573

			22,343,668
SOUTH KOREA — 20.94%
Korea Monetary Stabilization Bond
2.74%, 02/02/15	KRW	19,768,500	18,076,536
2.76%, 06/02/15	KRW	1,465,000	1,342,975
Korea Treasury Bond
2.75%, 09/10/17	KRW	8,287,860	7,723,412
3.00%, 12/10/42	KRW	3,425,970	3,449,810
3.13%, 03/10/19	KRW	6,500,000	6,197,289
3.75%, 06/10/22	KRW	3,000,000	3,038,268
4.00%, 03/10/16	KRW	9,984,600	9,328,242
4.00%, 12/10/31	KRW	11,475,250	12,826,341
4.75%, 12/10/30	KRW	4,743,000	5,685,355
5.00%, 06/10/20	KRW	8,100,000	8,494,779
5.25%, 09/10/15	KRW	11,702,460	10,905,888
5.25%, 03/10/27	KRW	5,000,000	5,998,125
5.50%, 09/10/17	KRW	4,274,600	4,253,884
5.50%, 12/10/29	KRW	2,932,040	3,735,643
5.75%, 09/10/18	KRW	6,400,000	6,606,467

			107,663,014
THAILAND — 4.48%
Thailand Government Bond

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2015

Security		Principal or Shares (000s)	Value

3.13%, 12/11/15	THB	209,370	$6,457,974
3.58%, 12/17/27	THB	119,940	3,918,553
3.63%, 05/22/15	THB	14,922	458,105
3.78%, 06/25/32	THB	44,242	1,422,151
3.80%, 06/14/41	THB	30,000	933,868
3.88%, 06/13/19	THB	33,600	1,095,403
4.88%, 06/22/29	THB	49,500	1,865,211
5.67%, 03/13/28	THB	135,670	5,326,571
6.15%, 07/07/26	THB	37,899	1,539,524

			23,017,360

TURKEY — 4.18%
Turkey Government Bond
6.30%, 02/14/18	TRY	6,540	2,634,340
8.50%, 09/14/22	TRY	7,990	3,537,790
8.80%, 09/27/23	TRY	9,184	4,170,010
9.00%, 01/27/16	TRY	20,166	8,416,492
10.50%, 01/15/20	TRY	5,800	2,733,964

			21,492,596

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $550,177,627)			493,388,759

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]		1,009	1,008,780

			1,008,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,008,780)			1,008,780

TOTAL INVESTMENTS IN SECURITIES — 96.16%
(Cost: $551,186,407)			494,397,539
Other Assets, Less Liabilities — 3.84%			19,748,912

NET ASSETS — 100.00%			$514,146,451

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

CZK  —  Czech Koruna

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NGN  —   Nigerian Naira

PEN   —  Peru Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RON  —  Romanian Leu

RUB  —  New Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.43%

AUSTRALIA — 0.38%
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[a,b]	EUR	750	$781,804

			781,804

AUSTRIA — 1.01%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
8.13%, 10/30/23[a]	EUR	200	269,136
Heta Asset Resolution AG
4.25%, 10/31/16	EUR	850	576,991
4.38%, 01/24/17	EUR	1,300	876,641
Wienerberger AG
4.00%, 04/17/20	EUR	300	367,931

			2,090,699

BELGIUM — 0.43%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	200	271,686
6.00%, 07/13/17	EUR	300	374,927
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	200	240,360

			886,973

CANADA — 3.47%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[c]	CAD	250	208,506
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 03/02/15)	CAD	63	27,328
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 03/02/15)[c]	CAD	250	161,678
7.50%, 11/19/17 (Call 03/02/15)[a]	CAD	150	97,007
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	77,882
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	250	188,296
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	500	570,601
Brookfield Office Properties Inc.
4.00%, 04/16/18	CAD	100	80,445
4.30%, 01/17/17	CAD	100	80,642
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	250	189,282
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[c]	CAD	200	154,580
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	130	83,047
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[c]	CAD	250	59,151
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	400	302,851

Security		Principal (000s)	Value

Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	150	$113,273
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	125	98,091
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[c]	CAD	150	117,118
GFL Environmental Corp.
7.50%, 06/18/18 (Call 06/18/15)[a]	CAD	250	191,254
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[c]	CAD	125	95,134
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	150	113,865
7.00%, 07/15/20 (Call 07/15/16)[c]	CAD	100	82,022
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[c]	CAD	325	265,931
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	150	120,076
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[c]	CAD	100	77,684
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	50	40,715
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	100	73,445
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 04/13/15)	CAD	100	63,883
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	300	223,589
8.25%, 12/13/17 (Call 03/02/15)	CAD	300	231,279
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	150	116,822
6.00%, 11/21/22 (Call 11/21/17)	CAD	150	118,005
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 03/15/15)[a]	CAD	100	73,347
8.75%, 07/23/19 (Call 07/23/16)	CAD	100	70,981
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[c]	CAD	132	105,982
Precision Drilling Corp.
6.50%, 03/15/19 (Call 03/15/15)	CAD	150	112,386
Quebecor Media Inc.
6.63%, 01/15/23[c]	CAD	400	328,089
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	125,547
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[c]	CAD	100	82,417
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[c]	CAD	50	39,532
6.00%, 04/19/22 (Call 04/19/17)	CAD	200	159,312
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[c]	CAD	200	156,552
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 03/02/15)[c]	CAD	50	2,760
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	200	156,158
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[c]	CAD	125	84,783
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 12/13/15)[c]	CAD	250	181,395
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 03/02/15)	CAD	100	78,868
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	275	217,774
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	189,663
7.13%, 01/15/20 (Call 03/02/15)	CAD	200	163,467

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	$82,417
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 03/02/15)[c]	CAD	374	308,711

			7,143,623

CAYMAN ISLANDS — 0.93%
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[c]	GBP	100	152,067
7.13%, 12/15/18 (Call 12/15/15)[a]	GBP	300	456,202
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[a]	EUR	550	650,129
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 02/13/15)[a]	EUR	350	409,769
Viridian Group FundCo II Ltd.
11.13%, 04/01/17 (Call 04/01/15)[a]	EUR	200	238,667

			1,906,834

FINLAND — 0.88%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	400	542,379
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	400	496,144
5.50%, 03/07/19[a]	EUR	350	449,070
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	200	326,701

			1,814,294

FRANCE — 13.29%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 10/15/15)[a]	EUR	200	194,093
Banque PSA Finance SA
4.25%, 02/25/16[a]	EUR	400	467,002
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	300	367,611
Cerba European Lab SAS
7.00%, 02/01/20 (Call 02/01/16)[a]	EUR	350	412,731
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	250,375
Ciments Francais SA
4.75%, 04/04/17[a]	EUR	350	419,729
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[a]	EUR	200	240,360
8.88%, 04/15/19 (Call 04/15/15)[a]	EUR	200	236,410
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	500	589,615
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	200	239,068
Europcar Groupe SA
9.38%, 04/15/18 (Call 03/02/15)[a]	EUR	300	353,769
11.50%, 05/15/17[a]	EUR	200	253,901
Faurecia
8.75%, 06/15/19 (Call 06/15/15)[a]	EUR	100	123,001
9.38%, 12/15/16[a]	EUR	400	514,573
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 03/31/16)[a]	EUR	300	335,573
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[b]	EUR	600	767,798

Security		Principal (000s)	Value

Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	200	$179,424
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	400	476,770
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	357,578
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	400	499,633
6.63%, 03/19/20[a],d	EUR	500	655,348
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	200	241,583
Labco SA
8.50%, 01/15/18 (Call 03/02/15)[a]	EUR	475	558,795
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	250	287,755
Lafarge SA
4.25%, 03/23/16	EUR	250	293,040
4.75%, 03/23/20	EUR	350	463,891
4.75%, 09/30/20[a]	EUR	600	806,963
5.38%, 06/26/17[a]	EUR	400	499,060
5.88%, 07/09/19[a]	EUR	400	543,777
6.25%, 04/13/18[a]	EUR	400	513,621
6.63%, 11/29/18[a]	EUR	750	990,638
6.75%, 12/16/19[a]	EUR	500	689,287
8.88%, 11/24/16[a]	EUR	500	643,047
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	300	336,842
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	150	156,573
7.38%, 01/24/20 (Call 01/24/16)[a]	EUR	250	281,407
Nexans SA
4.25%, 03/19/18	EUR	200	234,718
5.75%, 05/02/17	EUR	300	360,540
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	250	273,649
Novalis SAS
6.00%, 06/15/18 (Call 06/15/15)[a]	EUR	300	353,769
Numericable-SFR
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	650	772,331
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	1,000	1,198,979
Peugeot SA
5.00%, 10/28/16	EUR	500	599,439
5.63%, 07/11/17	EUR	500	616,684
6.50%, 01/18/19[a]	EUR	400	526,592
6.88%, 03/30/16[a]	EUR	300	360,091
7.38%, 03/06/18[a]	EUR	750	981,655
Renault SA
3.13%, 03/05/21[a]	EUR	350	437,801
3.63%, 09/19/18[a]	EUR	750	923,331
4.63%, 05/25/16[a]	EUR	400	474,186
4.63%, 09/18/17[a]	EUR	750	926,707
5.63%, 03/22/17	EUR	350	434,071
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	450	546,523
7.00%, 12/17/18 (Call 06/17/15)[a]	EUR	300	357,155
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[a]	EUR	300	328,379
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	200	229,075
SPCM SA
5.50%, 06/15/20 (Call 06/15/16)[a]	EUR	350	418,315
Tereos Finance Groupe I
4.25%, 03/04/20	EUR	400	456,699

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[a]	EUR	300	$333,457

			27,384,787
GERMANY — 8.65%
Bayerische Landbank
5.75%, 10/23/17	EUR	800	1,006,047
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	244,874
Commerzbank AG
6.38%, 03/22/19	EUR	1,000	1,306,657
7.75%, 03/16/21	EUR	1,000	1,404,085
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	300	340,342
6.50%, 07/07/16	EUR	100	122,466
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	300	363,079
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	250	310,493
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	200	229,075
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	200	237,539
7.75%, 10/01/18 (Call 10/01/15)[a]	EUR	300	356,308
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 03/02/15)[a]	EUR	200	165,882
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 03/02/15)[a]	EUR	250	287,755
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	250	309,663
KP Germany Erste GmbH
11.63%, 07/15/17 (Call 03/02/15)[a]	EUR	200	240,924
KraussMaffei Group GmbH
8.75%, 12/15/20 (Call 12/15/15)[a]	EUR	180	220,386
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	400	521,931
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/01/16)[a]	EUR	250	263,775
Rheinmetall AG
5.25%, 09/22/17	EUR	400	493,869
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	200	236,997
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	249,388
Techem GmbH
6.13%, 10/01/19 (Call 10/01/15)[a]	EUR	400	480,720
ThyssenKrupp AG
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	900	1,069,651
4.00%, 08/27/18	EUR	1,250	1,517,556
4.38%, 02/28/17	EUR	1,000	1,197,039
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	200	234,718
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	400	479,591
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[a]	EUR	250	297,629
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	700	817,562
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	300	363,079
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	600	729,543
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	400	492,004

Security		Principal (000s)	Value

5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	400	$492,004
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[a]	EUR	400	503,289
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	200	244,310

			17,830,230
IRELAND — 3.25%
AG Spring Finance Ltd.
7.50%, 06/01/18 (Call 06/01/15)[a]	EUR	200	216,098
Allied Irish Banks PLC
2.75%, 04/16/19[a]	EUR	400	479,817
2.88%, 11/28/16[a]	EUR	350	408,228
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 10/15/15)[a]	EUR	300	359,270
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	900	1,007,988
Bank of Ireland
2.00%, 05/08/17[a]	EUR	400	461,637
2.75%, 06/05/16	EUR	150	173,405
3.25%, 01/15/19[a]	EUR	550	669,342
4.25%, 06/11/24 (Call 06/11/19)[a],b	EUR	550	631,509
10.00%, 12/19/22[a]	EUR	200	298,475
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	300	369,003
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[a]	EUR	300	358,001
Smurfit Kappa Acquisitions
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	500	602,311
4.13%, 01/30/20[a]	EUR	250	308,913
UT2 Funding PLC
5.32%, 06/30/16	EUR	300	341,921

			6,685,918
ITALY — 13.91%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	550	651,680
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	900	1,060,583
4.88%, 05/31/16	EUR	400	450,252
5.00%, 04/21/20[a]	EUR	400	455,894
5.60%, 09/09/20	EUR	300	344,900
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	350	432,957
7.13%, 03/01/21[a]	EUR	400	525,202
Banca Popolare di Vicenza
3.50%, 01/20/17[a]	EUR	500	582,598
5.00%, 10/25/18[a]	EUR	200	246,708
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	700	810,216
3.50%, 03/14/19[a]	EUR	1,000	1,203,987
3.75%, 01/28/16[a]	EUR	500	578,883
6.00%, 11/05/20[a]	EUR	500	626,664
6.38%, 05/31/21[a]	EUR	200	257,133
Buzzi Unicem SpA
5.13%, 12/09/16 [a]	EUR	200	239,167
6.25%, 09/28/18 [a]	EUR	350	448,777
Cerved Group SpA
6.38%, 01/15/20 (Call 01/15/16)[a]	EUR	200	239,796

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	250	$246,849
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a],b	EUR	700	861,995
6.50%, 01/10/74 (Call 01/10/19)[a],b	EUR	950	1,210,051
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	350	402,779
Intesa Sanpaolo SpA
6.63%, 05/08/18[a]	EUR	200	251,644
6.63%, 09/13/23[a]	EUR	400	569,152
IVS F SpA
7.13%, 04/01/20 (Call 04/01/16)[a]	EUR	200	234,718
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	300	284,370
Mediobanca SpA
5.00%, 11/15/20	EUR	500	623,705
5.75%, 04/18/23	EUR	400	521,072
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	117,077
Rhino Bondco SpA
7.25%, 11/15/20 (Call 11/01/16)[a]	EUR	200	232,461
Salini Costruttori SpA
6.13%, 08/01/18	EUR	300	369,237
Sisal Group SpA
7.25%, 09/30/17 (Call 02/09/15)[a]	EUR	200	223,997
Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[a]	EUR	200	231,332
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	265	312,496
Telecom Italia SpA
3.25%, 01/16/23[a]	EUR	500	585,440
4.00%, 01/21/20[a]	EUR	375	459,409
4.50%, 09/20/17[a]	EUR	400	488,529
4.50%, 01/25/21[a]	EUR	350	440,645
4.75%, 05/25/18[a]	EUR	300	373,146
4.88%, 09/25/20[a]	EUR	450	575,528
5.25%, 02/10/22[a]	EUR	550	724,981
5.38%, 01/29/19[a]	EUR	500	639,528
6.13%, 12/14/18	EUR	250	327,081
6.38%, 06/24/19	GBP	300	503,659
7.00%, 01/20/17[a]	EUR	400	502,907
8.25%, 03/21/16	EUR	150	183,288
UniCredit SpA
3.95%, 02/01/16	EUR	350	403,844
5.75%, 09/26/17	EUR	700	880,527
5.75%, 10/28/25 (Call 10/28/20)[a],b	EUR	800	986,807
6.13%, 04/19/21	EUR	300	386,167
6.70%, 06/05/18	EUR	650	827,013
6.95%, 10/31/22[a]	EUR	1,300	1,752,248
Unipol Gruppo Finanziario SpA
4.38%, 03/05/21[a]	EUR	370	466,728
5.00%, 01/11/17[a]	EUR	250	301,190
Veneto Banca SCPA
4.00%, 01/20/17[a]	EUR	450	523,455
4.00%, 05/20/19[a]	EUR	300	353,811
4.25%, 01/18/16[a]	EUR	100	115,619

			28,649,882

Security		Principal (000s)	Value

JAPAN — 0.32%
SoftBank Corp.
4.63%, 04/15/20[a]	EUR	550	$667,972

			667,972
JERSEY — 0.70%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[a]	GBP	500	822,291
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 03/02/15)[a]	GBP	100	152,068
9.25%, 07/15/18	GBP	100	152,067
Hastings Insurance Group Finance PLC
8.00%, 10/21/20 (Call 10/30/16)[c]	GBP	100	157,324
8.00%, 10/21/20 (Call 10/30/16)[a]	GBP	100	157,324

			1,441,074
LUXEMBOURG — 16.13%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	137,953
Altice SA
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,550	1,839,846
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	451,926
3.00%, 03/25/19[a]	EUR	500	572,233
3.13%, 01/14/22[a]	EUR	700	774,117
5.75%, 03/29/18[a]	EUR	300	373,235
5.88%, 11/17/17[a]	EUR	650	808,668
10.63%, 06/03/16	EUR	650	822,961
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 03/02/15)[a]	EUR	300	354,346
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 03/02/15)[a]	EUR	200	212,149
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 10/01/15)[a]	GBP	150	247,250
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 03/02/15)[a]	EUR	600	696,536
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	400	493,453
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	700	802,712
2.88%, 09/27/21[a]	EUR	450	519,127
6.25%, 03/09/18[a]	EUR	950	1,200,457
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 03/02/15)[a]	EUR	150	175,412
10.88%, 12/15/18 (Call 03/02/15)[a]	EUR	250	298,334
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	350	416,680
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	450	559,591
4.75%, 07/15/22[a]	EUR	800	999,122
6.38%, 04/01/16[a]	EUR	400	475,340
6.63%, 03/15/18[a]	EUR	700	890,197
6.75%, 10/14/19[a]	EUR	600	797,171
7.00%, 03/23/17[a]	EUR	500	622,760
7.38%, 07/09/18	EUR	300	393,547
7.75%, 10/17/16[a]	EUR	500	619,840
Findus Bondco SA
9.13%, 07/01/18 (Call 07/01/15)[a]	EUR	200	239,231

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

Finmeccanica SA
4.50%, 01/19/21	EUR	750	$957,615
8.00%, 12/16/19	GBP	275	491,910
FMC Finance VI SA
5.50%, 07/15/16[a]	EUR	100	120,525
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	266,100
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	250	327,956
6.50%, 09/15/18[a]	EUR	350	465,063
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	100	104,382
Galapagos SA/Luxembourg
5.38%, 06/15/21 (Call 06/15/17)[a]	EUR	150	167,829
Gategroup Finance Luxembourg SA
6.75%, 03/01/19 (Call 03/01/16)[a]	EUR	200	236,975
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[a]	EUR	350	415,693
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 03/02/15)[a]	EUR	200	202,557
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	350	418,655
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	350	412,034
3.25%, 10/21/20[a]	EUR	350	433,071
3.25%, 10/21/21[a]	EUR	400	500,468
4.00%, 03/08/16[a]	EUR	200	232,799
5.63%, 01/04/18	EUR	500	636,774
7.50%, 04/03/20	EUR	500	731,377
8.00%, 01/31/17[a]	EUR	500	641,442
8.50%, 10/31/19[a]	EUR	350	523,008
9.50%, 12/15/18[a]	EUR	300	443,461
INEOS Group Holdings SA
5.75%, 02/15/19 (Call 02/15/16)[a]	EUR	450	495,108
6.50%, 08/15/18 (Call 05/15/15)[a]	EUR	350	393,970
Intralot Capital Luxembourg SA
6.00%, 05/15/21 (Call 05/15/17)[a]	EUR	250	236,975
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	100	113,974
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[a]	EUR	350	426,554
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	200	214,406
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 02/09/15)[a]	EUR	200	223,738
S&B Minerals Finance SCA/S&B Industrial Minerals North America Inc.
9.25%, 08/15/20 (Call 08/15/16)[a]	EUR	200	253,901
Servus Luxembourg Holding SCA
7.75%, 06/15/18 (Call 06/15/15)[a]	EUR	163	193,365
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 03/02/15)[a]	EUR	350	410,953
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	200	91,404
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[a]	EUR	200	239,707
Telenet Finance Luxembourg SCA
6.38%, 11/15/20 (Call 11/15/15)[a]	EUR	400	476,376
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	350	427,542
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	200	253,827
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	1,600	1,791,979

Security		Principal (000s)	Value

7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,300	$1,465,152

			33,232,819
NETHERLANDS — 10.12%
Atradius Finance BV
5.25%, 09/23/44 (Call 09/23/24)[a], [b]	EUR	150	169,691
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 06/15/15)[a]	EUR	200	241,227
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	250	248,259
Deutsche Annington Finance BV
4.63%, 04/08/74 (Call 04/08/19)[a,b]	EUR	500	600,900
EDP Finance BV
2.63%, 04/15/19[a]	EUR	450	532,113
2.63%, 01/18/22[a]	EUR	800	930,069
4.13%, 06/29/20	EUR	250	314,975
4.13%, 01/20/21[a]	EUR	400	507,043
4.63%, 06/13/16	EUR	350	414,249
4.75%, 09/26/16[a]	EUR	700	837,060
4.88%, 09/14/20	EUR	500	653,660
5.75%, 09/21/17[a]	EUR	700	884,196
5.88%, 02/01/16[a]	EUR	350	414,427
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	239,324
2.88%, 07/15/20[a]	EUR	350	426,633
3.00%, 02/01/21[a]	EUR	350	430,583
4.00%, 02/01/24[a]	EUR	350	455,584
4.25%, 04/15/19[a]	EUR	400	507,848
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/15/15)[a]	EUR	200	169,268
General Motors Financial International BV
1.88%, 10/15/19[a]	EUR	450	523,646
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[a]	EUR	200	235,131
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	350	411,743
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	600	583,973
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	200	185,630
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	350	398,907
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	300	354,615
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	500	637,574
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	279,997
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	249,105
6.75%, 09/15/20[a]	EUR	400	539,399
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	200	232,009
3.63%, 07/30/21[a]	EUR	200	234,830
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	231,897
Refresco Gerber BV
7.38%, 05/15/18 (Call 03/02/15)[a]	EUR	350	413,205
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	400	444,609
Schaeffler Finance BV

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

2.75%, 05/15/19 (Call 05/15/16)[a]	EUR	350	$398,907
3.25%, 05/15/19 (Call 05/15/16)[a]	EUR	350	401,376
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	400	468,871
4.25%, 05/15/18 (Call 05/15/15)[a]	EUR	450	521,132
7.75%, 02/15/17[a]	EUR	600	755,780
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	300	324,994
SNS BANK NV
6.25%, 10/26/20	EUR	50	—
Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 03/02/15)[a]	EUR	200	191,272
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	400	486,787
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	250	268,007
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	500	604,426
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	300	369,850
8.38%, 08/15/20 (Call 02/13/15)[a]	EUR	500	609,363
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	300	344,053
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	150	169,268

			20,847,465
NORWAY — 0.39%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	400	464,922
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	200	232,179
Norske Skogindustrier ASA
7.00%, 06/26/17[a]	EUR	150	101,560

			798,661
PORTUGAL — 1.24%
Banco Comercial Portugues SA
3.38%, 02/27/17[a]	EUR	400	457,700
Novo Banco SA
2.63%, 05/08/17[a]	EUR	500	554,332
4.00%, 01/21/19[a]	EUR	600	681,150
4.75%, 01/15/18[a]	EUR	400	463,933
7.13%, 11/28/23 (Call 11/28/18)[a]	EUR	300	27,083
Portucel SA
5.38%, 05/15/20 (Call 05/15/16)[a]	EUR	300	365,618

			2,549,816
SPAIN — 4.95%
Abengoa Finance SAU
6.00%, 03/31/21[a]	EUR	400	409,628
8.88%, 02/05/18[a]	EUR	350	400,882
Abengoa Greenfield SA
5.50%, 10/01/19[a]	EUR	250	258,133
Abengoa SA
8.50%, 03/31/16	EUR	200	234,153
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	300	359,637
Banco de Sabadell SA
2.50%, 12/05/16	EUR	600	697,179

Security		Principal (000s)	Value

6.25%, 04/26/20	EUR	350	$450,252
Bankia SA
3.50%, 01/17/19[a]	EUR	800	976,817
4.00%, 05/22/24 (Call 05/22/19)[a],b	EUR	700	780,041
4.38%, 02/14/17	EUR	300	362,053
Bankinter SA
6.38%, 09/11/19	EUR	250	329,595
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	400	455,251
2.50%, 02/01/17	EUR	500	578,284
2.88%, 05/19/16	EUR	600	693,158
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a],b	EUR	500	610,943
Campofrio Food Group SA
8.25%, 10/31/16 (Call 03/02/15)[a]	EUR	450	520,853
Ence Energia y Celulosa SA
7.25%, 02/15/20 (Call 02/15/16)[a]	EUR	200	241,511
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[b]	EUR	550	669,679
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	184,502
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	272,605
7.63%, 03/15/20 (Call 03/15/16)[a]	EUR	250	297,629
8.75%, 03/15/18 (Call 03/15/15)[a]	EUR	350	410,756

			10,193,541
SWEDEN — 1.72%
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	250	263,775
Perstorp Holding AB
9.00%, 05/15/17 (Call 05/15/15)[a]	EUR	200	230,317
SSAB AB
3.88%, 04/10/19[a]	EUR	350	396,503
Stena AB
6.13%, 02/01/17[a]	EUR	200	235,524
Unilabs Subholding AB
8.50%, 07/15/18 (Call 07/15/15)[a]	EUR	350	410,756
Verisure Holding AB
8.75%, 09/01/18 (Call 03/02/15)[a]	EUR	350	422,111
8.75%, 12/01/18 (Call 03/02/15)[a]	EUR	200	241,488
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[a],b	EUR	650	751,830
4.85%, 03/10/78 (Call 03/10/23)[a],b	EUR	500	591,731

			3,544,035
UNITED KINGDOM — 13.24%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[a]	EUR	200	227,947
Alpha Credit Group PLC
3.38%, 06/17/17[a]	EUR	400	322,747
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	500	822,291
Bakkavor Finance 2 PLC
8.25%, 02/15/18 (Call 03/02/15)[a]	GBP	100	153,194
8.25%, 02/15/18 (Call 03/02/15)[c]	GBP	100	153,194
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	243,322
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	150	198,251
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	200	256,825

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

British Airways PLC
8.75%, 08/23/16	GBP	250	$409,463
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	300	431,421
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	244	285,667
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 03/02/15)[a]	EUR	200	215,534
Elli Finance UK PLC
8.75%, 06/15/19 (Call 06/15/15)[c]	GBP	200	305,637
8.75%, 06/15/19 (Call 06/15/15)[a]	GBP	100	152,818
Equiniti Newco 2 PLC
7.13%, 12/15/18 (Call 06/15/15)[a]	GBP	200	282,357
ERB Hellas PLC
4.25%, 06/26/18[a]	EUR	350	259,685
Gala Electric Casinos PLC
11.50%, 06/01/19 (Call 06/01/15)[a]	GBP	200	313,927
Gala Group Finance PLC
8.88%, 09/01/18 (Call 03/02/15)[c]	GBP	90	140,916
8.88%, 09/01/18 (Call 03/02/15)[a]	GBP	90	140,916
House of Fraser Funding PLC
8.88%, 08/15/18 (Call 08/15/15)[a]	GBP	100	159,201
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[c]	GBP	200	318,403
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	150	162,663
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	400	621,787
Jaguar Land Rover Automotive PLC
5.00%, 02/15/22[a]	GBP	300	483,237
8.25%, 03/15/20 (Call 03/15/16)[c]	GBP	100	165,960
8.25%, 03/15/20 (Call 03/15/16)[a]	GBP	300	497,880
Kerling PLC
10.63%, 02/01/17 (Call 03/02/15)[a]	EUR	600	681,302
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	200	303,384
Lowell Group Financing PLC
10.75%, 04/01/19 (Call 04/01/15)[a]	GBP	200	325,912
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[c]	GBP	200	295,874
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	147,937
NBG Finance PLC
4.38%, 04/30/19[a]	EUR	500	346,998
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[a]	GBP	400	630,798
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 02/09/15)[a]	GBP	200	294,373
9.00%, 08/01/18 (Call 02/09/15)[c]	GBP	100	147,186
OTE PLC
3.50%, 07/09/20[a]	EUR	550	548,497
4.63%, 05/20/16	EUR	400	440,660
7.88%, 02/07/18[a]	EUR	550	625,303
Piraeus Group Finance PLC
5.00%, 03/27/17[a]	EUR	300	238,667
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[a]	EUR	300	242,053
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	150	208,952
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 03/02/15)[c]	GBP	199	309,286
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/15/16)[a]	GBP	250	365,150

Security		Principal (000s)	Value

Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a],b	EUR	500	$568,570
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[a],b	EUR	750	870,882
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	550	654,238
4.63%, 09/22/21 (Call 09/22/16)[b]	EUR	800	926,413
6.93%, 04/09/18	EUR	1,500	1,943,629
10.50%, 03/16/22 (Call 03/16/17)[a],b	EUR	400	534,885
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 04/15/16)[c]	GBP	100	148,688
5.75%, 04/15/19 (Call 04/15/16)[a]	GBP	100	148,688
Stretford 79 PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	250	278,790
Thomas Cook Finance PLC
6.75%, 06/15/21	EUR	300	340,651
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	400	469,435
Thomas Cook Group PLC
7.75%, 06/22/17	GBP	250	396,126
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	225	234,986
Towergate Finance PLC
10.50%, 02/15/19 (Call 03/02/15)[a]	GBP	100	4,506
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	311,269
Twinkle Pizza PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	350	540,121
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	350	405,819
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	200	323,873
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	163,707
Virgin Media Secured Finance PLC
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	400	617,281
5.50%, 01/15/21	GBP	400	645,817
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	300	467,467
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	800	1,267,604
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	300	486,616
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	200	316,150
William Hill PLC
7.13%, 11/11/16	GBP	200	321,437

			27,265,223
UNITED STATES — 1.42%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[c]	CAD	275	80,248
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/01/16)[a]	EUR	200	237,561
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	400	474,829
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	233,307
Chesapeake Energy Corp.
6.25%, 01/15/17	EUR	200	236,999
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	450	548,874
Huntsman International LLC
5.13%, 04/15/21	EUR	300	355,496
Infor US Inc.
10.00%, 04/01/19 (Call 04/01/15)	EUR	250	304,682

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal or Shares (000s)	Value

Iron Mountain Inc.
6.75%, 10/15/18 (Call 02/13/15)	EUR	100	$112,845
Jarden Corp.
3.75%, 10/01/21[a]	EUR	200	236,410
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	100	114,115

			2,935,366
TOTAL CORPORATE BONDS & NOTES
(Cost: $226,852,038)			198,651,016

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]		30	29,599

			29,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,599)			29,599

TOTAL INVESTMENTS IN SECURITIES — 96.45%
(Cost: $226,881,637)			198,680,615
Other Assets, Less Liabilities — 3.55%			7,315,738

NET ASSETS — 100.00%			$205,996,353

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

22

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 97.19%

AUSTRALIA — 0.38%
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (Call 03/02/15)[a],b	USD	67	$64,666
6.88%, 04/01/22 (Call 04/01/17)[a]	USD	100	79,500
8.25%, 11/01/19 (Call 11/01/15)[a], [b]	USD	100	89,000
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[c], [d]	EUR	100	104,241

			337,407

AUSTRIA — 0.19%
Heta Asset Resolution AG
4.25%, 10/31/16	EUR	100	67,881
4.38%, 01/24/17	EUR	150	101,151

			169,032

BELGIUM — 0.15%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	135,843

			135,843

BERMUDA — 0.26%
Aircastle Ltd.
5.13%, 03/15/21	USD	25	25,313
5.50%, 02/15/22	USD	50	51,825
6.25%, 12/01/19	USD	50	54,125
6.75%, 04/15/17	USD	100	106,375

			237,638

CANADA — 3.57%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a]	USD	175	180,250
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	52,875
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	50	41,701
7.75%, 04/15/21[a],b	USD	25	26,000
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 03/02/15)	CAD	6	2,603
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 03/02/15)[c]	CAD	50	32,336
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	37,659
Bombardier Inc.
4.75%, 04/15/19[a]	USD	100	94,500
5.75%, 03/15/22[a]	USD	50	46,781
6.00%, 10/15/22 (Call 04/15/17)[a],b	USD	75	70,641
6.13%, 05/15/21[c]	EUR	100	114,120
6.13%, 01/15/23[a],b	USD	100	94,750
7.75%, 03/15/20[a],b	USD	100	100,687
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a]	USD	100	103,000

Security	Principal (000s)		Value

Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	25	$25,375
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	50	37,856
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	19,323
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	20	12,777
Corus Entertainment Inc.
4.25%, 02/11/20[c]	CAD	50	37,856
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	25	19,618
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a],b	USD	85	72,250
7.00%, 02/15/21 (Call 02/15/18)[a]	USD	185	154,475
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	50	39,039
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	40,913
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	USD	50	50,562
8.13%, 12/01/19 (Call 12/01/15)	USD	50	50,875
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	25	24,750
7.88%, 11/01/22 (Call 11/01/18)[a],b	USD	25	24,750
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	38,842
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	50	44,250
6.50%, 03/15/21 (Call 03/15/15)[a]	USD	100	90,750
7.00%, 03/31/24 (Call 09/30/18)[a],b	USD	75	67,500
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	22	17,915
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a],b	USD	50	51,625
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	161,250
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	15,971
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	50	37,265
8.25%, 12/13/17 (Call 03/02/15)	CAD	50	38,546
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[a]	CAD	44	35,327
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	89,757
Quebecor Media Inc.
6.63%, 01/15/23[a]	CAD	50	41,011
7.38%, 01/15/21 (Call 01/15/16)	CAD	100	83,698
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	50	39,532
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	USD	50	44,063
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	16,957
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a]	USD	100	85,000
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	50	51,187
6.75%, 08/15/18 (Call 08/15/15)[a]	USD	150	159,750
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	164,625
Videotron Ltd.

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

5.00%, 07/15/22	USD	100	$102,750
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	51,500
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	19,798
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 03/02/15)[a]	CAD	45	37,356

			3,194,547

CAYMAN ISLANDS — 0.61%
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[c]	GBP	100	152,067
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	USD	75	47,999
7.50%, 11/01/19 (Call 11/01/15)	USD	100	64,645
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[c]	EUR	100	118,205
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	150	162,750

			545,666

FINLAND — 0.38%
Nokia OYJ
5.38%, 05/15/19[b]	USD	75	82,125
6.75%, 02/04/19[c]	EUR	100	135,595
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	124,036

			341,756

FRANCE — 4.13%
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a],d	USD	100	134,950
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[c]	EUR	100	100,150
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[c]	EUR	100	120,180
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a],b ,d	USD	100	105,500
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	117,923
Faurecia
9.38%, 12/15/16[c]	EUR	100	128,643
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	63,983
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	119,193
Italcementi Finance SA
6.63%, 03/19/20[c],e	EUR	100	131,070
Labco SA
8.50%, 01/15/18 (Call 03/02/15)[c]	EUR	100	117,641
Lafarge SA
4.75%, 09/30/20[c]	EUR	100	134,494
5.38%, 06/26/17[c]	EUR	100	124,765
6.50%, 07/15/16	USD	100	106,003
6.63%, 11/29/18[c]	EUR	100	132,085
6.75%, 12/16/19[c]	EUR	100	137,857
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	112,281
Nexans SA
5.75%, 05/02/17	EUR	50	60,090

Security	Principal (000s)		Value

Numericable-SFR
4.88%, 05/15/19 (Call 05/15/16)[a]	USD	200	$200,000
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	118,820
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	119,898
6.00%, 05/15/22 (Call 05/15/17)[a]	USD	200	204,000
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	206,750
Peugeot SA
5.00%, 10/28/16	EUR	100	119,888
6.50%, 01/18/19[c]	EUR	100	131,648
6.88%, 03/30/16[c]	EUR	50	60,015
7.38%, 03/06/18[c]	EUR	100	130,887
Renault SA
3.13%, 03/05/21[c]	EUR	100	125,086
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	121,449
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[c]	EUR	100	109,460
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a],d	USD	100	103,500

			3,698,209

GERMANY — 2.06%
Bayerische Landbank
5.75%, 10/23/17	EUR	100	125,756
Commerzbank AG
7.75%, 03/16/21	EUR	200	280,817
Deutsche Lufthansa AG
1.13%, 09/12/19[c]	EUR	100	113,447
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[c]	EUR	100	121,026
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 03/02/15)[c]	EUR	50	57,551
Hornbach Baumarkt AG
3.88%, 02/15/20[c]	EUR	50	61,933
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	65,241
Techem GmbH
6.13%, 10/01/19 (Call 10/01/15)[c]	EUR	100	120,180
ThyssenKrupp AG
3.13%, 10/25/19 (Call 07/25/19)[c]	EUR	100	118,850
4.00%, 08/27/18	EUR	75	91,053
4.38%, 02/28/17	EUR	100	119,704
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	119,898
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	100	116,795
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	100	121,591
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	212,000

			1,845,842

IRELAND — 1.51%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[a]	USD	150	150,750
4.50%, 05/15/21[a]	USD	150	154,875
Allied Irish Banks PLC
2.75%, 04/16/19[c]	EUR	100	119,954
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a]	USD	200	212,000

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	$111,999
Bank of Ireland
3.25%, 01/15/19[c]	EUR	100	121,698
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	100	114,820
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[c]	EUR	100	123,001
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[c]	EUR	100	119,334
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	123,565

			1,351,996
ITALY — 4.32%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	118,487
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	117,843
5.00%, 04/21/20[c]	EUR	100	113,974
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	131,301
Banca Popolare di Vicenza
6.75%, 02/27/15[c]	EUR	100	113,165
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	115,745
3.50%, 03/14/19[c]	EUR	100	120,399
3.75%, 01/28/16[c]	EUR	100	115,777
6.00%, 11/05/20[c]	EUR	50	62,666
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	59,792
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	123,142
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	100	127,374
Intesa Sanpaolo SpA
6.63%, 09/13/23[c]	EUR	108	153,671
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[c]	EUR	100	94,790
Mediobanca SpA
5.75%, 04/18/23	EUR	100	130,268
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[c]	EUR	100	117,923
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	122,509
4.50%, 01/25/21[c]	EUR	100	125,898
4.75%, 05/25/18[c]	EUR	100	124,382
4.88%, 09/25/20[c]	EUR	100	127,895
5.25%, 02/10/22[c]	EUR	100	131,815
5.30%, 05/30/24[a]	USD	200	209,240
5.38%, 01/29/19[c]	EUR	100	127,906
6.13%, 12/14/18	EUR	100	130,832
6.38%, 06/24/19	GBP	50	83,943
7.00%, 01/20/17[c]	EUR	100	125,727
UniCredit SpA
3.95%, 02/01/16	EUR	150	173,076
5.75%, 10/28/25 (Call 10/28/20)[c,d]	EUR	100	123,351
6.70%, 06/05/18	EUR	50	63,616
6.95%, 10/31/22[c]	EUR	100	134,788
Unipol Gruppo Finanziario SpA
4.38%, 03/05/21[c]	EUR	100	126,143

Security		Principal (000s)	Value

Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	$116,323

			3,863,761

JAPAN — 0.36%
SoftBank Corp.
4.50%, 04/15/20[a]	USD	200	200,000
4.63%, 04/15/20[c]	EUR	100	121,450

			321,450

JERSEY — 0.18%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[c]	GBP	100	164,458

			164,458

LUXEMBOURG — 7.44%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	203,000
Altice SA
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	100	118,700
7.75%, 05/15/22 (Call 05/15/17)[a,b]	USD	225	231,750
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	112,982
5.00%, 02/25/17	USD	150	155,625
5.75%, 08/05/20	USD	100	103,250
5.88%, 11/17/17[c]	EUR	200	248,821
6.00%, 03/01/21[b]	USD	150	155,625
6.13%, 06/01/18	USD	100	106,250
6.75%, 02/25/22	USD	50	53,000
10.35%, 06/01/19	USD	150	179,438
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[a]	USD	25	24,625
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	49,219
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[b]	USD	90	84,600
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 03/02/15)[c]	EUR	50	58,045
CNH Industrial Finance Europe SA
2.88%, 09/27/21[c]	EUR	100	115,361
6.25%, 03/09/18[c]	EUR	100	126,364
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 03/02/15)[c]	EUR	100	116,941
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	119,052
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	100	124,353
4.75%, 07/15/22[c]	EUR	100	124,890
6.38%, 04/01/16[c]	EUR	100	118,835
6.63%, 03/15/18[c]	EUR	150	190,757
6.75%, 10/14/19[c]	EUR	100	132,862
7.00%, 03/23/17[c]	EUR	100	124,552
7.75%, 10/17/16[c]	EUR	100	123,968
Finmeccanica SA
4.50%, 01/19/21	EUR	100	127,682
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	50	65,591
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[c]	EUR	100	118,769

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	$187,675
8.00%, 01/31/17[c]	EUR	100	128,288
8.50%, 10/31/19[c]	EUR	100	149,431
INEOS Group Holdings SA
6.50%, 08/15/18 (Call 05/15/15)[c]	EUR	100	112,563
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	145	143,550
6.63%, 12/15/22 (Call 12/15/17)	USD	100	102,750
7.25%, 04/01/19 (Call 04/01/15)	USD	100	104,125
7.25%, 10/15/20 (Call 10/15/15)	USD	100	105,125
7.50%, 04/01/21 (Call 04/01/16)	USD	150	159,375
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)	USD	100	101,750
7.75%, 06/01/21 (Call 06/01/17)[b]	USD	100	99,500
8.13%, 06/01/23 (Call 06/01/18)	USD	100	101,375
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[c]	EUR	100	113,973
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[c]	EUR	100	121,873
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	50	51,375
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	USD	50	51,250
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	USD	100	75,009
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 03/02/15)[c]	EUR	100	117,415
Telecom Italia Capital SA
7.18%, 06/18/19	USD	100	114,723
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	122,155
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	USD	118	119,180
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[c]	EUR	150	167,998
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	112,704
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	400	386,000

			6,664,069

NETHERLANDS — 2.92%
Deutsche Annington Finance BV
4.63%, 04/08/74 (Call 04/08/19)c,[d]	EUR	100	120,180
EDP Finance BV
2.63%, 04/15/19[c]	EUR	100	118,247
4.13%, 01/20/21[c]	EUR	100	126,761
4.75%, 09/26/16[c]	EUR	100	119,580
4.90%, 10/01/19[a]	USD	250	264,700
5.75%, 09/21/17[c]	EUR	150	189,471
Fresenius Finance BV
4.00%, 02/01/24[c]	EUR	100	130,167
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	97,329
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	127,515
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	USD	200	201,000
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	134,850
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	116,005

Security	Principal (000s)		Value

Schaeffler Finance BV
3.25%, 05/15/19 (Call 05/15/16)[c]	EUR	100	$114,679
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	203,000
7.75%, 02/15/17[c]	EUR	100	125,963
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[c]	EUR	100	108,331
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	25,125
5.63%, 11/01/24[a]	USD	50	52,875
6.50%, 05/15/19 (Call 05/15/15)[a]	USD	50	52,062
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	123,283
8.38%, 08/15/20 (Call 02/13/15)[c]	EUR	50	60,936

			2,612,059

NORWAY — 0.17%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	116,230
Norske Skogindustrier ASA
7.00%, 06/26/17[c]	EUR	50	33,854

			150,084

PORTUGAL — 0.26%
Novo Banco SA
1.00%, 11/28/23 (Call 11/28/18)[c]	EUR	100	9,028
2.63%, 05/08/17[c]	EUR	100	110,866
5.88%, 11/09/15[c]	EUR	100	115,061

			234,955

SINGAPORE — 0.12%
Flextronics International Ltd.
4.63%, 02/15/20	USD	100	104,000

			104,000

SPAIN — 1.24%
Abengoa Finance SAU
8.88%, 02/05/18[c]	EUR	100	114,538
Abengoa Greenfield SA
5.50%, 10/01/19[c]	EUR	100	103,253
Abengoa SA
8.50%, 03/31/16	EUR	50	58,538
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	64,322
Bankia SA
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	100	111,434
4.38%, 02/14/17	EUR	100	120,684
Bankinter SA
6.38%, 09/11/19	EUR	50	65,919
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[d]	USD	50	51,250
BPE Financiaciones SA
2.88%, 05/19/16	EUR	100	115,526
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	100	122,189
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[d]	EUR	50	60,880

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

Obrascon Huarte Lain SA
7.63%, 03/15/20 (Call 03/15/16)[c]	EUR	100	$119,052

			1,107,585

SWEDEN — 0.26%
Verisure Holding AB
8.75%, 09/01/18 (Call 03/02/15)[c]	EUR	100	120,603
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[c,d]	EUR	100	115,666

			236,269

UNITED KINGDOM — 5.47%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	USD	200	196,000
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	164,458
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[c]	EUR	100	97,329
British Airways PLC
8.75%, 08/23/16	GBP	50	81,893
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	50	71,903
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	117,077
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 03/02/15)[c]	EUR	100	107,767
ERB Hellas PLC
4.25%, 06/26/18[c]	EUR	100	74,196
Gala Group Finance PLC
8.88%, 09/01/18 (Call 03/02/15)[c]	GBP	90	140,916
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	USD	200	211,500
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	USD	100	99,875
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[c]	GBP	100	155,447
Jaguar Land Rover Automotive PLC
8.13%, 05/15/21 (Call 05/15/16)[a]	USD	150	165,000
Kerling PLC
10.63%, 02/01/17 (Call 03/02/15)[c]	EUR	50	56,775
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	147,937
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[a]	GBP	100	157,700
OTE PLC
3.50%, 07/09/20[c]	EUR	100	99,727
4.63%, 05/20/16	EUR	100	110,165
Paragon Offshore PLC
6.75%, 07/15/22 (Call 07/15/18)[a]	USD	25	12,188
7.25%, 08/15/24 (Call 08/15/19)[a]	USD	50	24,500
Piraeus Group Finance PLC
5.00%, 03/27/17[c]	EUR	100	79,556
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[c]	EUR	100	80,684
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 03/02/15)[a]	GBP	61	95,165
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	56,857
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	100	116,118

Security	Principal (000s)		Value

5.13%, 05/28/24	USD	200	$211,693
6.00%, 12/19/23[b]	USD	150	167,961
6.10%, 06/10/23	USD	75	83,956
6.13%, 12/15/22	USD	200	225,734
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	100	118,952
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	115,802
6.93%, 04/09/18	EUR	100	129,575
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[c]	EUR	100	117,359
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a]	USD	200	168,000
Twinkle Pizza PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	154,320
Virgin Media Secured Finance PLC
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	100	154,320
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	200	208,000
5.50%, 01/15/21	GBP	100	161,454
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	100	155,822

			4,893,681

UNITED STATES — 61.21%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	USD	100	102,500
4.88%, 03/15/24 (Call 03/15/19)	USD	150	153,750
6.13%, 07/15/22 (Call 01/15/17)	USD	50	53,239
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	USD	50	50,500
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	133,437
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	100	109,000
ADT Corp. (The)
2.25%, 07/15/17	USD	50	48,625
3.50%, 07/15/22	USD	75	67,875
4.13%, 04/15/19[b]	USD	25	25,094
4.13%, 06/15/23[b]	USD	50	47,000
6.25%, 10/15/21[b]	USD	100	106,984
Advanced Micro Devices Inc.
6.75%, 03/01/19	USD	50	47,750
7.00%, 07/01/24 (Call 07/01/19)	USD	25	21,875
7.50%, 08/15/22	USD	50	47,188
7.75%, 08/01/20 (Call 08/01/15)[b]	USD	50	47,750
AECOM Technology Corp.
5.75%, 10/15/22 (Call 10/15/17)[a]	USD	25	26,156
5.88%, 10/15/24 (Call 07/15/24)[a]	USD	100	104,375
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	150	145,875
7.38%, 07/01/21 (Call 06/01/21)	USD	100	111,250
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/02/15)[b]	USD	50	33,125
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)	USD	40	34,400
7.63%, 10/01/21 (Call 10/01/17)	USD	50	42,250
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	USD	100	103,250
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[a,b]	USD	200	208,500
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	150	163,875
5.40%, 04/15/21 (Call 01/15/21)[b]	USD	125	138,110
6.15%, 08/15/20	USD	200	228,000

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security		Principal (000s)	Value

6.75%, 07/15/18	USD	50	$56,750
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	USD	50	52,625
8.63%, 10/01/18 (Call 03/02/15)	USD	50	51,875
Aleris International Inc.
7.63%, 02/15/18 (Call 03/02/15)	USD	50	48,875
7.88%, 11/01/20 (Call 11/01/15)	USD	50	48,750
Ally Financial Inc.
3.50%, 07/18/16	USD	150	153,937
3.50%, 01/27/19	USD	100	98,500
4.75%, 09/10/18	USD	100	103,750
5.13%, 09/30/24[b]	USD	75	77,250
5.50%, 02/15/17	USD	100	104,875
6.25%, 12/01/17	USD	100	107,766
7.50%, 09/15/20	USD	100	118,678
8.00%, 03/15/20	USD	150	178,687
Alpha Natural Resources Inc.
6.25%, 06/01/21 (Call 06/01/16)[b]	USD	100	25,000
7.50%, 08/01/20 (Call 08/01/16)[a,b]	USD	50	23,000
9.75%, 04/15/18	USD	50	17,750
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a,f]	USD	25	25,063
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	100,000
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	50	52,875
6.63%, 10/15/22 (Call 10/15/17)	USD	50	53,375
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	USD	100	72,000
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	50	52,250
7.00%, 05/20/22 (Call 05/20/17)	USD	100	105,000
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[b]	USD	50	49,500
6.63%, 06/01/21 (Call 06/01/15)[b]	USD	50	50,500
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a]	USD	100	103,250
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	USD	50	47,500
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	USD	100	97,250
6.00%, 12/01/20 (Call 12/01/15)	USD	50	49,500
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	USD	50	47,750
8.75%, 12/01/20 (Call 12/01/15)[b]	USD	75	60,750
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	USD	100	103,750
Arch Coal Inc.
7.25%, 06/15/21 (Call 06/15/16)[b]	USD	150	35,250
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	100	101,500
4.75%, 08/15/22 (Call 05/15/22)	USD	100	101,750
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	USD	200	207,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	USD	50	50,140
6.63%, 10/01/20 (Call 10/01/16)	USD	100	100,814
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	125	130,000
6.13%, 11/01/23 (Call 11/01/18)[a]	USD	40	41,700
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a]	USD	100	97,125

Security		Principal (000s)	Value

10.50%, 03/01/21 (Call 03/01/17)[a,b]	USD	100	$82,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a]	USD	25	25,188
Avon Products Inc.
5.00%, 03/15/23[b]	USD	50	43,625
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	48,875
Ball Corp.
4.00%, 11/15/23	USD	100	98,875
5.00%, 03/15/22	USD	50	52,813
5.75%, 05/15/21 (Call 11/15/15)	USD	100	105,187
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	118,707
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	50	34,755
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	USD	50	51,000
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	USD	100	103,500
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	USD	125	133,563
6.50%, 10/01/20 (Call 10/01/15)	USD	50	52,990
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	125	109,062
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 03/02/15)	USD	25	26,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	75	47,892
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	75	75,750
6.75%, 05/01/21 (Call 05/01/16)[a,b]	USD	100	107,000
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	50,625
7.75%, 04/15/18	USD	50	54,750
8.00%, 04/15/20	USD	75	84,562
8.63%, 09/15/17	USD	50	55,500
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20 (Call 02/15/16)[f]	USD	150	112,156
11.25%, 06/01/17 (Call 03/02/15)[f]	USD	150	112,516
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a]	USD	50	49,750
11.00%, 10/01/21 (Call 10/01/16)a,[b]	USD	125	111,562
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)[a,b]	USD	200	168,000
6.00%, 11/15/24 (Call 08/15/24)[a]	USD	200	163,250
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	200	203,000
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	100	102,000
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	26,750
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	26,938
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	100	112,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	USD	75	64,125
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	100	110,685
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	52,625
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	99,125
5.25%, 09/30/22 (Call 09/30/17)	USD	100	100,375
5.75%, 09/01/23 (Call 03/01/18)	USD	50	50,750
5.75%, 01/15/24 (Call 07/15/18)	USD	50	50,875

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

6.50%, 04/30/21 (Call 04/30/15)	USD	150	$158,040
6.63%, 01/31/22 (Call 01/31/17)	USD	100	106,000
7.00%, 01/15/19 (Call 03/02/15)	USD	100	103,876
7.38%, 06/01/20 (Call 12/01/15)	USD	150	160,125
CCOH Safari LLC
5.50%, 12/01/22 (Call 12/01/17)	USD	100	101,125
5.75%, 12/01/24 (Call 12/01/19)[b]	USD	150	152,400
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	USD	50	50,375
6.00%, 08/15/22 (Call 08/15/17)	USD	50	52,500
8.50%, 04/01/19 (Call 04/01/15)	USD	40	42,060
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	100	105,600
5.80%, 03/15/22	USD	100	105,750
6.00%, 04/01/17	USD	100	106,750
6.45%, 06/15/21	USD	100	108,940
Series W
6.75%, 12/01/23[b]	USD	50	55,812
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	USD	50	47,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	USD	125	122,812
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	104,620
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	USD	75	43,125
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/02/15)	USD	50	49,875
4.88%, 04/15/22 (Call 04/15/17)	USD	200	199,500
5.38%, 06/15/21 (Call 06/15/16)[b]	USD	50	50,284
5.75%, 03/15/23	USD	100	104,000
6.13%, 02/15/21[b]	USD	100	106,250
6.25%, 01/15/17	EUR	50	59,250
6.63%, 08/15/20[b]	USD	100	107,505
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	USD	200	211,000
8.25%, 06/15/21 (Call 06/15/16)	USD	250	277,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	USD	150	155,062
5.13%, 08/01/21 (Call 02/01/17)	USD	75	77,719
6.88%, 02/01/22 (Call 02/01/18)	USD	225	239,344
7.13%, 07/15/20 (Call 07/15/16)	USD	100	106,500
8.00%, 11/15/19 (Call 11/15/15)	USD	150	160,312
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	USD	100	95,168
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	81	85,607
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)	USD	50	50,000
CIT Group Inc.
3.88%, 02/19/19	USD	100	99,750
4.25%, 08/15/17	USD	150	152,250
5.00%, 05/15/17	USD	100	103,187
5.00%, 08/15/22	USD	100	105,250
5.00%, 08/01/23	USD	50	52,625
5.25%, 03/15/18	USD	50	51,975
5.38%, 05/15/20	USD	75	79,687
5.50%, 02/15/19[a]	USD	150	158,625
6.63%, 04/01/18[a]	USD	100	108,000
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[b]	USD	25	17,813
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	93,500

Security	Principal (000s)		Value

Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	$50,000
5.25%, 08/01/20 (Call 08/01/16)	USD	100	100,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	200	206,500
Series B
7.63%, 03/15/20 (Call 03/15/15)[b]	USD	175	185,062
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	USD	100	70,000
CNH Industrial Capital LLC
3.25%, 02/01/17[b]	USD	100	99,000
3.63%, 04/15/18	USD	100	98,500
Commercial Metals Co.
7.35%, 08/15/18	USD	100	108,250
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	75	72,562
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	48,250
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	50	49,875
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	100	100,500
6.50%, 01/15/22 (Call 01/15/17)	USD	100	104,058
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	USD	150	129,750
8.25%, 04/01/20 (Call 04/01/15)	USD	100	100,631
Constellation Brands Inc.
4.75%, 11/15/24	USD	50	52,313
6.00%, 05/01/22	USD	150	170,250
7.25%, 05/15/17	USD	100	111,000
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[a]	USD	50	49,500
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	77,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	USD	75	73,130
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	USD	100	87,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	100	100,250
Crown Castle International Corp.
4.88%, 04/15/22	USD	50	50,375
5.25%, 01/15/23	USD	150	154,125
CSC Holdings LLC
5.25%, 06/01/24[a]	USD	50	50,188
6.75%, 11/15/21	USD	100	112,250
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	USD	50	51,375
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	USD	175	180,196
5.75%, 08/15/22 (Call 08/15/17)	USD	50	53,313
6.63%, 11/01/20 (Call 03/02/15)	USD	100	105,150
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	50	45,125
Dell Inc.
5.65%, 04/15/18	USD	50	53,250
5.88%, 06/15/19	USD	100	107,000
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	USD	125	133,281
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	85,658
5.50%, 05/01/22 (Call 05/01/17)	USD	100	89,000
DISH DBS Corp.
4.25%, 04/01/18[b]	USD	100	102,000

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

4.63%, 07/15/17	USD	100	$103,500
5.00%, 03/15/23	USD	125	123,125
5.13%, 05/01/20	USD	100	102,000
5.88%, 07/15/22	USD	150	155,250
5.88%, 11/15/24	USD	150	153,750
6.75%, 06/01/21	USD	150	162,750
7.13%, 02/01/16	USD	100	105,000
7.88%, 09/01/19	USD	100	113,750
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	USD	50	50,125
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	USD	27	28,350
7.25%, 10/15/21 (Call 07/15/21)	USD	100	102,503
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	USD	100	101,250
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[a]	USD	250	256,875
7.38%, 11/01/22 (Call 11/01/18)[a]	USD	100	103,500
7.63%, 11/01/24 (Call 11/01/19)[a,b]	USD	150	154,500
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	USD	30	31,538
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	USD	50	49,375
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	USD	75	75,937
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	25	24,813
7.00%, 07/15/19 (Call 07/15/15)[a]	USD	100	104,750
Endo Finance LLC/Endo Ltd./Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	203,750
Energy Transfer Equity LP
5.88%, 01/15/24	USD	75	77,827
7.50%, 10/15/20	USD	100	111,270
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a]	USD	25	11,078
7.50%, 12/15/21 (Call 12/15/16)	USD	55	25,025
9.25%, 12/15/17 (Call 03/02/15)[b]	USD	100	55,250
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)	USD	100	101,318
9.38%, 05/01/20 (Call 05/01/16)	USD	150	150,558
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	USD	25	25,563
5.38%, 01/01/22 (Call 01/01/18)	USD	30	31,125
5.38%, 04/01/23 (Call 04/01/18)	USD	100	103,000
5.75%, 01/01/25 (Call 01/01/20)	USD	50	52,000
EXCO Resources Inc.
8.50%, 04/15/22 (Call 04/15/17)	USD	75	45,813
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	50,625
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/15/16)	USD	75	72,985
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[d]	USD	50	46,625
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	USD	97	103,547
7.38%, 06/15/19 (Call 06/15/15)[a]	USD	150	157,687
8.25%, 01/15/21 (Call 01/15/16)[a]	USD	150	160,125
8.88%, 08/15/20 (Call 08/15/15)[a]	USD	50	53,625
10.63%, 06/15/21 (Call 04/15/16)	USD	33	37,414
11.25%, 01/15/21 (Call 01/15/16)	USD	33	38,115
11.75%, 08/15/21 (Call 05/15/16)	USD	131	150,994
12.63%, 01/15/21 (Call 01/15/16)	USD	250	297,500

Security	Principal (000s)		Value

FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	100	$102,031
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	52,873
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	USD	100	99,250
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	USD	100	106,000
10.75%, 08/01/20 (Call 08/01/15)	USD	50	54,625
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	USD	200	218,000
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	USD	100	110,750
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	USD	100	103,000
7.13%, 01/15/23	USD	100	104,750
7.63%, 04/15/24	USD	100	106,125
8.25%, 04/15/17	USD	100	111,000
8.50%, 04/15/20	USD	100	112,250
8.75%, 04/15/22	USD	50	56,750
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	USD	50	51,875
6.38%, 10/15/23 (Call 10/15/18)	USD	100	106,600
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	70,312
General Motors Co.
3.50%, 10/02/18	USD	75	77,250
4.00%, 04/01/25	USD	50	51,440
General Motors Financial Co. Inc.
2.75%, 05/15/16	USD	100	101,170
3.25%, 05/15/18	USD	100	102,000
4.00%, 01/15/25 (Call 10/15/24)	USD	75	76,159
4.25%, 05/15/23	USD	205	212,327
4.38%, 09/25/21	USD	100	106,125
4.75%, 08/15/17	USD	250	263,125
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	99,741
9.88%, 10/15/20 (Call 10/15/15)	USD	50	48,510
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	USD	25	25,688
5.38%, 11/01/23 (Call 08/01/23)	USD	100	104,000
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	107,250
8.25%, 08/15/20 (Call 08/15/15)	USD	100	106,750
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)	USD	250	252,500
4.88%, 02/15/25 (Call 02/15/20)[a]	USD	150	150,600
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	USD	125	82,177
9.25%, 02/15/22 (Call 08/15/17)	USD	50	32,483
9.75%, 07/15/20 (Call 07/15/16)	USD	50	33,240
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	106,000
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	50	50,125
7.88%, 07/15/19 (Call 01/15/16)	USD	50	52,875
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	46,875
HCA Holdings Inc.
6.25%, 02/15/21	USD	75	81,469
7.75%, 05/15/21 (Call 11/15/15)	USD	150	160,687

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

HCA Inc.
3.75%, 03/15/19	USD	150	$151,687
4.75%, 05/01/23	USD	100	105,000
5.00%, 03/15/24	USD	100	107,000
5.25%, 04/15/25[b]	USD	150	163,500
5.38%, 02/01/25	USD	75	77,437
5.88%, 03/15/22	USD	100	111,875
5.88%, 05/01/23	USD	100	109,000
6.50%, 02/15/16	USD	100	105,125
6.50%, 02/15/20	USD	300	338,062
7.50%, 02/15/22	USD	150	176,175
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	50	51,750
7.50%, 07/15/20 (Call 10/15/16)	USD	150	157,500
11.00%, 04/15/20 (Call 04/15/16)[b]	USD	100	114,750
11.50%, 07/15/20 (Call 10/15/16)	USD	50	57,375
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a]	USD	50	17,707
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	USD	100	101,500
6.25%, 10/15/22 (Call 10/15/17)	USD	50	51,000
6.75%, 04/15/19 (Call 04/15/15)	USD	150	155,625
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	USD	125	118,437
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[b]	USD	100	67,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	USD	100	105,500
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	USD	100	104,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	USD	75	75,187
Hughes Satellite Systems Corp.
6.50%, 06/15/19	USD	100	107,002
7.63%, 06/15/21	USD	75	81,939
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	51,875
7.13%, 03/15/21 (Call 03/15/16)	USD	50	54,000
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)[a]	USD	50	49,750
8.63%, 03/15/21 (Call 09/15/15)[b]	USD	100	107,375
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	USD	50	48,875
4.88%, 11/30/18 (Call 03/02/15)	USD	25	25,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	USD	200	203,000
5.88%, 02/01/22 (Call 08/01/17)	USD	170	173,825
6.00%, 08/01/20 (Call 02/01/17)	USD	50	52,381
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)	USD	125	121,875
9.00%, 03/01/21 (Call 03/01/16)	USD	150	145,500
9.00%, 09/15/22 (Call 09/15/17)	USD	50	48,375
10.00%, 01/15/18 (Call 07/15/16)	USD	50	43,125
11.25%, 03/01/21 (Call 03/01/16)	USD	75	76,875
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	107,375
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	101,250
5.75%, 05/15/16	USD	100	103,625
5.88%, 04/01/19	USD	50	54,338
5.88%, 08/15/22	USD	100	111,000
8.25%, 12/15/20	USD	100	122,414

Security	Principal (000s)		Value

8.75%, 03/15/17	USD	200	$222,377
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	75	77,909
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	75	76,125
6.00%, 08/15/23 (Call 08/15/18)	USD	50	52,250
6.75%, 10/15/18 (Call 02/13/15)	EUR	100	112,845
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	USD	150	147,000
J.C. Penney Corp. Inc.
5.65%, 06/01/20	USD	75	62,250
Jaguar Holding Co II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 03/02/15)[a],b	USD	100	107,925
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a]	USD	200	180,731
Kindred Escrow Corp. II
8.00%, 01/15/20[a]	USD	50	53,500
8.75%, 01/15/23 (Call 01/15/18)[a]	USD	50	53,375
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	150	165,000
12.50%, 11/01/19 (Call 11/01/15)	USD	50	55,562
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a],b	USD	75	73,875
L Brands Inc.
5.63%, 02/15/22	USD	100	108,500
6.90%, 07/15/17	USD	100	110,375
7.00%, 05/01/20	USD	100	113,500
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	50,000
5.38%, 01/15/24 (Call 01/15/19)	USD	75	77,437
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	USD	25	22,000
9.50%, 02/15/19 (Call 03/02/15)	USD	100	100,400
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[a]	USD	100	101,500
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	USD	25	25,313
5.25%, 01/15/25 (Call 01/15/20)	USD	50	51,063
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,125
4.75%, 11/15/22 (Call 08/15/22)	USD	50	49,500
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[a]	USD	50	50,625
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)[a]	USD	75	76,312
5.63%, 02/01/23 (Call 02/01/18)[a]	USD	50	51,110
6.13%, 01/15/21 (Call 11/15/16)	USD	50	51,938
8.13%, 07/01/19 (Call 07/01/15)	USD	200	212,250
8.63%, 07/15/20 (Call 01/15/16)	USD	100	109,050
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[b]	USD	100	108,000
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	USD	75	79,125
6.63%, 10/01/20 (Call 10/01/15)	USD	50	52,625
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	USD	200	152,895
6.50%, 05/15/19 (Call 05/15/15)	USD	50	38,875
6.50%, 09/15/21 (Call 09/15/17)	USD	50	36,238
7.75%, 02/01/21 (Call 09/15/15)	USD	100	76,000
8.63%, 04/15/20 (Call 04/15/15)	USD	100	79,873
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	99,500

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

6.75%, 11/01/20 (Call 11/01/15)[b]	USD	150	$158,125
Masco Corp.
6.13%, 10/03/16[b]	USD	150	159,375
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	USD	50	53,125
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	USD	50	55,375
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[a],b	USD	75	63,750
MGM Resorts International
5.25%, 03/31/20[b]	USD	100	100,250
6.00%, 03/15/23[b]	USD	50	50,625
6.63%, 12/15/21	USD	175	183,750
6.75%, 10/01/20	USD	100	105,750
7.50%, 06/01/16	USD	100	105,500
7.63%, 01/15/17	USD	100	106,750
8.63%, 02/01/19	USD	100	112,750
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	USD	50	50,875
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[a]	USD	90	90,900
5.88%, 02/15/22 (Call 02/15/17)[a]	USD	50	52,375
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	USD	50	25,750
10.75%, 10/01/20 (Call 10/01/16)	USD	50	27,250
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	USD	100	103,750
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	USD	100	86,750
Navient Corp.
5.50%, 01/15/19	USD	100	103,250
5.50%, 01/25/23	USD	100	96,750
5.88%, 10/25/24	USD	75	70,875
6.00%, 01/25/17	USD	100	104,750
7.25%, 01/25/22	USD	75	81,562
8.00%, 03/25/20[b]	USD	200	223,500
8.45%, 06/15/18	USD	200	226,000
Navistar International Corp.
8.25%, 11/01/21 (Call 03/02/15)[b]	USD	100	97,500
NBTY Inc.
9.00%, 10/01/18 (Call 03/02/15)	USD	50	51,188
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	49,000
5.00%, 07/15/22 (Call 07/15/17)	USD	50	49,125
6.38%, 12/15/23 (Call 12/15/18)[b]	USD	75	78,375
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)a,[b]	USD	100	103,750
Newfield Exploration Co.
5.63%, 07/01/24	USD	75	73,687
5.75%, 01/30/22	USD	50	49,375
6.88%, 02/01/20 (Call 03/02/15)	USD	100	101,039
NGPL PipeCo LLC
7.12%, 12/15/17[a]	USD	100	97,500
9.63%, 06/01/19 (Call 06/01/15)[a,b]	USD	50	49,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	USD	50	50,375
5.00%, 04/15/22 (Call 04/15/17)[a]	USD	125	125,156
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	102,500
6.25%, 05/01/24 (Call 05/01/19)	USD	75	74,812
6.63%, 03/15/23 (Call 09/15/17)	USD	100	103,750
7.63%, 01/15/18	USD	100	109,250

Security	Principal (000s)		Value

7.88%, 05/15/21 (Call 05/15/16)	USD	100	$107,260
8.25%, 09/01/20 (Call 09/01/15)	USD	50	53,250
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	101,000
NuStar Logistics LP
4.80%, 09/01/20	USD	50	48,375
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)	USD	150	138,937
7.25%, 02/01/19 (Call 03/02/15)[b]	USD	50	47,625
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	100	103,625
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a]	USD	25	25,875
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	50	51,813
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[b]	USD	50	54,000
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	121,125
6.25%, 11/15/21[b]	USD	100	75,500
6.50%, 09/15/20[b]	USD	50	38,500
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	USD	50	42,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.38%, 06/01/20 (Call 06/01/16)	USD	49	53,410
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/02/15)[a]	USD	50	52,063
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	USD	65	66,787
7.50%, 04/15/21 (Call 04/15/15)	USD	100	104,000
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	100	98,250
7.38%, 02/15/22 (Call 02/15/17)	USD	125	127,500
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	90,102
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[c]	EUR	100	114,115
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	95,125
6.88%, 03/01/21	USD	50	51,750
QVC Inc.
3.13%, 04/01/19	USD	50	50,560
4.85%, 04/01/24	USD	75	78,986
5.13%, 07/02/22	USD	100	107,653
R.R. Donnelley & Sons Co.
6.00%, 04/01/24	USD	50	50,250
7.88%, 03/15/21[b]	USD	50	55,500
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	99,251
5.75%, 06/01/21 (Call 06/01/16)[b]	USD	100	103,380
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	USD	100	99,250
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	USD	25	26,125
5.50%, 04/15/23 (Call 10/15/17)	USD	50	52,125
5.88%, 03/01/22 (Call 12/01/21)	USD	150	164,344
6.50%, 07/15/21 (Call 07/15/16)[b]	USD	100	105,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	300	308,625
6.88%, 02/15/21 (Call 02/15/16)	USD	100	105,250
7.13%, 04/15/19 (Call 03/02/15)	USD	200	207,000
7.88%, 08/15/19 (Call 08/15/15)	USD	100	105,500

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

8.25%, 02/15/21 (Call 02/15/16)	USD	100	$101,750
9.00%, 04/15/19 (Call 03/02/15)	USD	100	103,250
9.88%, 08/15/19 (Call 08/15/15)	USD	150	159,562
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	USD	100	105,000
9.25%, 03/15/20 (Call 03/15/16)	USD	50	54,812
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	USD	75	72,431
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	75	74,446
6.00%, 01/15/19[a]	USD	50	50,125
6.85%, 07/15/18[a]	USD	50	51,750
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	USD	50	47,375
5.88%, 06/01/22 (Call 12/01/17)	USD	90	84,375
5.88%, 06/01/24 (Call 06/01/19)	USD	25	22,813
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	USD	200	201,000
5.63%, 04/15/23	USD	100	100,500
5.75%, 05/15/24 (Call 02/15/24)	USD	200	201,000
6.25%, 03/15/22	USD	100	104,000
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	105,250
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	150	159,375
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	USD	175	54,250
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	USD	150	133,164
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	69,250
7.50%, 02/15/23 (Call 08/15/17)	USD	50	33,188
8.13%, 10/15/22 (Call 04/15/17)	USD	100	67,375
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	USD	25	24,313
5.63%, 10/01/19 (Call 10/01/16)	USD	50	52,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	52,125
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	75	75,937
10.00%, 12/01/22 (Call 12/01/18)[a]	USD	175	160,344
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	51,000
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	76,781
8.38%, 09/15/21 (Call 09/15/16)[a]	USD	100	112,250
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	93,000
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	52,310
5.38%, 05/15/24 (Call 05/15/19)	USD	50	51,813
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)[b]	USD	50	52,375
8.00%, 02/15/20 (Call 03/02/15)	USD	33	34,898
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	USD	50	20,161
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	USD	50	36,331
Sinclair Television Group Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	49,500
6.13%, 10/01/22 (Call 10/01/17)	USD	100	103,000
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	50	46,875

Security	Principal (000s)		Value

5.75%, 08/01/21 (Call 08/01/16)[a,b]	USD	100	$102,500
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	125	128,437
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	100	89,750
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	USD	25	25,625
5.88%, 08/01/21 (Call 08/01/16)[a]	USD	50	51,250
6.63%, 08/15/22 (Call 08/15/17)	USD	100	105,750
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	USD	100	105,500
Springleaf Finance Corp.
5.25%, 12/15/19	USD	50	50,000
6.90%, 12/15/17	USD	150	160,500
7.75%, 10/01/21	USD	100	111,000
Sprint Communications Inc.
6.00%, 12/01/16	USD	150	157,125
6.00%, 11/15/22	USD	200	187,250
7.00%, 03/01/20[a]	USD	100	108,877
7.00%, 08/15/20	USD	50	50,377
8.38%, 08/15/17	USD	100	109,000
9.00%, 11/15/18[a]	USD	250	290,000
9.13%, 03/01/17	USD	100	110,000
11.50%, 11/15/21	USD	100	121,700
Sprint Corp.
7.13%, 06/15/24	USD	200	193,500
7.25%, 09/15/21	USD	200	200,700
7.88%, 09/15/23	USD	300	305,625
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	112,500
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	USD	50	50,875
5.25%, 04/15/23 (Call 04/15/18)	USD	75	76,875
5.50%, 10/01/24 (Call 10/01/19)[a]	USD	25	25,563
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	25	24,526
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	USD	50	50,250
7.38%, 11/15/18 (Call 03/02/15)	USD	100	104,000
7.63%, 11/15/20 (Call 11/15/15)	USD	100	106,500
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[b]	USD	50	50,500
8.00%, 05/01/16	USD	22	23,595
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	USD	100	102,437
6.25%, 04/01/21 (Call 04/01/17)	USD	100	103,275
6.38%, 03/01/25 (Call 09/01/19)	USD	150	152,625
6.46%, 04/28/19 (Call 04/28/15)	USD	150	155,250
6.54%, 04/28/20 (Call 04/28/16)	USD	100	103,969
6.63%, 11/15/20 (Call 11/15/15)	USD	100	104,350
6.63%, 04/28/21 (Call 04/28/17)	USD	200	208,000
6.63%, 04/01/23 (Call 04/01/18)	USD	150	155,625
6.73%, 04/28/22 (Call 04/28/17)	USD	150	156,000
6.84%, 04/28/23 (Call 04/28/18)	USD	50	52,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[a]	USD	100	97,386
4.25%, 11/15/23 (Call 05/15/18)	USD	50	47,206
6.88%, 02/01/21 (Call 02/01/16)	USD	100	104,887
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	USD	100	94,250
Tenet Healthcare Corp.
4.50%, 04/01/21[b]	USD	100	101,000
5.00%, 03/01/19[a]	USD	25	25,063

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)		Value

5.50%, 03/01/19[a]	USD	25	$25,375
6.00%, 10/01/20	USD	150	162,375
6.25%, 11/01/18	USD	100	109,000
8.00%, 08/01/20 (Call 08/01/15)[b]	USD	50	52,750
8.13%, 04/01/22	USD	300	337,875
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	75	76,125
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)[b]	USD	50	50,992
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.88%, 10/01/20 (Call 10/01/16)	USD	50	50,625
6.13%, 10/15/21 (Call 10/15/16)	USD	50	50,625
6.25%, 10/15/22 (Call 10/15/18)[a]	USD	100	101,250
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	109,125
Toys R Us Inc.
10.38%, 08/15/17 (Call 03/02/15)[b]	USD	25	20,500
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/02/15)[b]	USD	50	49,563
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	USD	50	50,000
6.50%, 07/15/24 (Call 07/15/19)	USD	125	126,250
7.50%, 07/15/21 (Call 07/15/16)	USD	100	106,000
U.S. Airways Group Inc.
6.13%, 06/01/18[b]	USD	50	52,625
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	USD	75	76,125
6.13%, 06/15/23 (Call 12/15/17)	USD	75	78,562
7.38%, 05/15/20 (Call 05/15/16)	USD	150	162,000
7.63%, 04/15/22 (Call 04/15/17)	USD	100	110,000
8.38%, 09/15/20 (Call 09/15/15)	USD	100	107,250
United States Steel Corp.
7.38%, 04/01/20	USD	100	102,500
7.50%, 03/15/22 (Call 03/15/17)	USD	50	50,938
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	100	104,250
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	97,875
6.88%, 05/15/19 (Call 05/15/15)[a]	USD	150	156,375
8.50%, 05/15/21 (Call 11/15/15)[a,b]	USD	50	53,750
USG Corp.
6.30%, 11/15/16	USD	100	104,500
Valeant Pharmaceuticals International
6.75%, 08/15/21 (Call 02/15/16)[a]	USD	100	105,250
6.88%, 12/01/18 (Call 02/17/15)[a]	USD	53	54,961
7.25%, 07/15/22 (Call 07/15/16)[a]	USD	50	53,500
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	200	210,500
7.00%, 10/01/20 (Call 10/01/15)[a]	USD	100	105,500
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 03/02/15)	USD	30	29,381
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[d]	USD	50	50,375
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	118,000
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[b]	USD	25	3,375
9.50%, 10/15/19 (Call 10/15/16)[a,b]	USD	50	31,750
9.88%, 12/15/20 (Call 12/15/16)	USD	50	7,000
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	USD	100	95,750
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	96,000

Security	Principal or Shares (000s)		Value

5.75%, 03/15/21 (Call 12/15/20)[b]	USD	50	$47,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	USD	75	77,437
Windstream Corp.
7.50%, 06/01/22 (Call 06/01/17)	USD	100	99,750
7.50%, 04/01/23 (Call 04/01/16)	USD	100	99,625
7.75%, 10/15/20 (Call 10/15/15)	USD	100	103,750
7.88%, 11/01/17	USD	100	107,750
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a,b]	USD	50	45,375
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	25	23,188
6.00%, 01/15/22 (Call 10/15/21)	USD	100	97,500
WR Grace & Co-Conn
5.13%, 10/01/21[a]	USD	50	52,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	USD	100	101,750
7.75%, 08/15/20 (Call 08/15/15)	USD	100	106,500
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	USD	125	125,452
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	USD	100	107,250

			54,803,501

TOTAL CORPORATE BONDS & NOTES
(Cost: $91,407,752)			87,013,808

SHORT-TERM INVESTMENTS — 11.10%

MONEY MARKET FUNDS — 11.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[g,h,i]		9,112	9,112,438
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[g,h,i]		737	737,056
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[h,i]		90	90,254

			9,939,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,939,748)			9,939,748

TOTAL INVESTMENTS IN SECURITIES — 108.29%
(Cost: $101,347,500)			96,953,556
Other Assets, Less Liabilities — (8.29)%			(7,422,970)

NET ASSETS — 100.00%			$89,530,586

CAD	— Canadian Dollar
EUR	— Euro

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2015

GBP — British Pound
USD — United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Issuer is in default of interest payments.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

35

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Emerging Markets Corporate Bond
Emerging Markets High Yield Bond
Emerging Markets Local Currency Bond
Global ex USD High Yield Corporate Bond
Global High Yield Corporate Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$22,966,485	$—	$22,966,485
Foreign Government Obligations	—	929,347	—	929,347
Money Market Funds	773,916	—	—	773,916

	$773,916	$23,895,832	$—	$24,669,748

Emerging Markets High Yield Bond
Assets:
Corporate Bonds & Notes	$—	$71,675,520	$—	$71,675,520
Foreign Government Obligations	—	97,161,139	—	97,161,139
Money Market Funds	840,774	—	—	840,774

	$840,774	$168,836,659	$—	$169,677,433

Emerging Markets Local Currency Bond
Assets:
Foreign Government Obligations	$—	$493,388,759	$—	$493,388,759
Money Market Funds	1,008,780	—	—	1,008,780

	$1,008,780	$493,388,759	$—	$494,397,539

Global ex USD High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$198,651,016	$0[a]	$198,651,016
Money Market Funds	29,599	—	—	29,599

	$29,599	$198,651,016	$0[a]	$198,680,615

Global High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$87,013,808	$—	$87,013,808
Money Market Funds	9,939,748	—	—	9,939,748

	$9,939,748	$87,013,808	$—	$96,953,556

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$26,094,057	$365,911	$(1,790,220)	$(1,424,309)
Emerging Markets High Yield Bond	190,133,356	5,842,984	(26,298,907)	(20,455,923)
Emerging Markets Local Currency Bond	552,362,683	9,888,624	(67,853,768)	(57,965,144)
Global ex USD High Yield Corporate Bond	227,007,866	26,197	(28,353,448)	(28,327,251)
Global High Yield Corporate Bond	101,347,956	1,247,923	(5,642,323)	(4,394,400)

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

5

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2015